                CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.

                           1995 ANNUAL REPORT


DEAR CMIA LIFESPAN SHAREHOLDER:

  I'm pleased to announce that in their first seven months of existence, the CMIA LifeSpan Accounts have turned in double-digit returns.

  Introduced in May, 1995, CMIA LifeSpan was able to take advantage of the impressive performance of the stock and bond markets last year. It was a year in which the Dow Jones Industrial Average exceeded 5200 and the yield on the 30 year Treasury bond dropped by almost 200 basis points.

  What went right for the markets in 1995? Just about everything that mattered.

  We entered the year with a strong economy. The Central Bank, in a tightening mode, had been increasing interest rates to head off inflation. The November elections brought victory for the Republicans in Congress, signaling a better political time for markets.

  As expected, the increasing interest rates of 1994 and early 1995 put the brakes on the economy slowing it sufficiently to avoid higher inflation, but not enough to cause a recession. The Fed began to ease its grip on interest rates, the dollar gathered strength, and inflation remained low -- setting a positive tone for both the bond and stock markets.

  At the same time, corporate earnings grew vigorously and the federal government continued moving toward greater fiscal responsibility -- contributing to a superlative year for the stock market.

  Because our portfolio managers were anticipating this type of environment the Accounts within CMIA were able to capitalize on market trends. All of the LifeSpan Accounts performed well in their respective categories.

  During the last seven months of 1995, the LifeSpan Accounts performed as follows:

- Diversified Income Account -- up 11.22 percent

- Balanced Account -- up 15.33 percent

- Capital Appreciation Account -- up 18.02 percent.

  We are certainly pleased with the performance of CMIA [ho]LifeSpan since its inception, and will continue to monitor economic and market conditions to help maintain it's position as a top-performing life-cycle fund.

  You will likely find that the expertise of our investment professionals is even more valuable as we grapple with the federal budget battle and anticipate the presidential elections in the months ahead.

ECONOMIC FORECAST: FIRST AND SECOND QUARTERS 1996

  A look ahead at 1996 shows a continuation of 1995, with low inflation, a slow economy and continued reductions in interest rates by the Fed. This scenario -- combined with a strong dollar and decreasing rates overseas -- provides a favorable backdrop for the bond market, although most of the rally seems to be behind us.

  A strong bond market and low interest rates should fuel more growth in the stock market. That growth could, however, be dampened by lackluster corporate earnings, which could introduce downward pressure on the market and create volatility.

  Our investment managers are also keeping a close eye on Washington. Although the current battle over the federal budget appears to represent another step in the march toward fiscal responsibility, it could also create short-term volatility in the markets. The presidential election in November bears watching, as well.

  Overall, the fundamentals remain positive: a slowing (but still growing) economy, little inflation, improving prospects of a balanced federal budget and falling short-term interest rates. Until these dynamics change, we look forward to another strong year in the financial markets.

SUMMARY

  For most investors, the current bull market is a dream come true. But, anyone who has watched the market over time knows that circumstances can change quickly and double-digit returns can easily dwindle.

  Successful investors anticipate those ups and downs and ride them out -- because they know that, in the long run, the stock market has provided financial rewards. That's why we, too, stick to a tried and true investment discipline designed to work in good times and in bad, over time.

  On the whole, we are pleased with the results of CMIA LifeSpan thus far and we hope you share our enthusiasm and optimism for the coming year. If you want to know more about CMIA LifeSpan and the options available to you, talk to your registered representative or call 1-800-234-5606, press 1.

David E. Sams, Jr.
PRESIDENT AND CHIEF EXECUTIVE OFFICER
CONNECTICUT MUTUAL LIFE INSURANCE COMPANY

   T H E  C M I A  L I F E S P A N
           A C C O U N T S

LIFESPAN CAPITAL APPRECIATION ACCOUNT
(CAPITAL APPRECIATION ACCOUNT)

The LifeSpan Capital Appreciation Account is designed for the investor seeking capital appreciation. The Capital Appreciation Account seeks long-term capital appreciation through a strategically allocated portfolio consisting of primarily equity securities. Current income is not a primary consideration.

CMIA LIFESPAN BALANCED ACCOUNT
(BALANCED ACCOUNT)

The CMIA LifeSpan Balanced Account is designed for the investor seeking a blend of capital appreciation and income.
The Balanced Account seeks a blend of capital appreciation and income through a strategically allocated portfolio of equity securities and fixed-income securities with a slightly stronger emphasis on equity securities.

CMIA LIFESPAN DIVERSIFIED INCOME ACCOUNT
(DIVERSIFIED INCOME ACCOUNT)

The CMIA LifeSpan Diversified Income Account is designed for the investor with a relatively low tolerance for risk who is seeking current income with some long-term inflation protection. The Diversified Income Account seeks high current income, with op-portunities for capital appreciation, through a strategically allo-cated portfolio consisting primarily of fixed-income securities.


PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

THIS MATERIAL IS INTENDED FOR USE ONLY WHEN
ACCOMPANIED OR PRECEDED BY A PROSPECTUS.


            DIVERSIFIED                             BALANCED                              CAPITAL
           INCOME ACCOUNT                           ACCOUNT                             APPRECIATION
                                                                                          ACCOUNT

There  were no  changes made  to the  There were  no changes  made to  the  During the fourth quarter there were
investment    allocation    of   the  investment  mix   of  the   Balanced  no   changes  made  to  the  Capital
Diversified  Income  Account  during  Account  during the  fourth quarter.  Appreciation Account. Up 4.6 percent the fourth quarter of 1995. For that  For the quarter  ended December  31,  for  the quarter  ended December 31,
period, the  Account rose  by  4.3%,  1995,   the  Account   rose  by  4.2  1995, the portfolio slightly  lagged
well above its benchmark, the Lehman  percent  in line with its benchmark,  its benchmark  index,  the  Wilshire
Intermediate Government/Corporate     the  Lipper Balanced  Fund index, up  5000, which  rose 4.9  percent,  but
Bond Index at 3.5%.                   4.2%                                  was   considerably   ahead   of  its
Once again, the greatest contributor  Providing   the   most   outstanding  Micropal  Peer Group Universe at 2.7
to performance  during  the  quarter  contribution   to   fourth   quarter  percent. This  performance  compared
was  the  GROWTH  &  INCOME Account.  account  performance  was  the  more  with  the Lipper category average of
Representing a 15% weighting in  the  defensively oriented GROWTH & INCOME  3.8  percent  for  the  same period.
portfolio, this conservative  equity  Account   with   a  gain   of  7.2%.  Up just  over 7  percent during  the
account  responded  very  positively  Also   providing   very   attractive  quarter,   the   GROWTH   &   INCOME
during the quarter. With the gain of  results   was    the    VALUE/GROWTH  Account,  with  its  15% allocation,
6.5%, the Account  far exceeded  the  Account,  up  6.8% for  the quarter,  provided the  greatest  contribution
3.5%   return   of   the  benchmark.  well exceeding the returns for  this  to  the LifeSpan  Account during the
Another  notable  contribution  came  LifeSpan's benchmark.                 4th quarter.
from  the  GOVERNMENT/CORPORATE bond  The   15%    allocation    to    the  Equally  outstanding  was  the  6.8%
Account, with a gain of 4.6% for the  GOVERNMENT/  CORPORATE  Account   at  gain  from the VALUE/GROWTH Account,
quarter. This  component  represents  4.7%  was modestly ahead of the 4.2%  as its  strategy  of  buying  stocks the highest weighting in the account  return  of  the  LifeSpan's  overall  with low p/e's and positive earnings
at 35%.                               benchmark  index,  though  the  HIGH  surprises  continued  to  add value.
Also benefiting from the decline  in  YIELD  and SHORT  TERM bond Accounts  The   SMALL   CAP   Equity   Account
interest   rates  was   the  shorter  lagged  somewhat,  with  returns  of  provided  an attractive return of 5%
maturities of  the SHORT  TERM  bond  3.7% and 2.8% respectively.           during the quarter.
component.   Continued   Fed  easing  The  International  Equity   Account  The  INTERNATIONAL  EQUITY  Account,
during the latter  part of the  year  added   only  slightly   to  results  with its  underweighted exposure  to
contributed to higher bond prices in  during  the fourth  quarter. Looking  Japan,  provided  only  modestly  to
all  sectors  of  the  account. This  ahead, however, we expect             overall account performance.
account maintained its allocation of  international stocks  to appear  in-  With  a  15% exposure  to  the broad
25%, and gained close to 3% for  the  creasingly attractive.                fixed   income  asset   class,  this
quarter.                              FISCAL   LIFESPAN    LIPPER           conservative element of the  account
The  HIGH  YIELD  bond  segment also  PERIOD   BALANCED   BALANCED          provided attractive results. At 4.6%
added  positively   to   performance  ENDED     FUND       INDEX            and 3.2% respectively, the
results   for  the  quarter  with  a  -------  --------   ------            GOVERNMENT/CORPORATE  and  the  HIGH
return of 3.9%.                       5/1/95    10,000    10,000            YIELD bond Accounts benefited from a
                         LEHMAN       5/31/95    9,652    10,323            falling  interest  rate environment.
FISCAL     LIFESPAN   INTERMEDIATE    6/30/95    9,853    10,509            MICROPAL DIVERSIFIED EQUITY FUNDS IS
PERIOD   DIV. INCOME   GV'T/CORP.     7/31/95   10,235    10,732            THE  PEER  GROUP  TO  CMIA  LIFESPAN
------   -----------  ------------    8/31/95   10,244    10,814            CAPITAL  APPRECIATION.   THE   FUNDS
5/1/95     10,000        10,000       9/30/95   10,512    11,075            INVEST  IN  PRIMARILY  A  VARIETY OF
5/31/95     9,785        10,302       10/31/95  10,493    11,048            EQUITY STYLES  AND MARKET  SEGMENTS.
6/30/95     9,810        10,371       11/30/95  10,741    11,387            AMONG  THE  MARKET  SEGMENTS COVERED
7/31/95     9,889        10,372       12/31/95  10,956    11,545            ARE CONVERTIBLE SECURITIES,
8/31/95     9,957        10,466       Comparative performance  of  $10,000  INTERNATIONAL  EQUITIES AND DOMESTIC
9/30/95    10,134        10,542       invested  in   the   CMIA   Balanced  EQUITIES  WITHIN  THE  SMALL, MEDIUM
10/31/95   10,206        10,659       Account to the Lipper Balanced  Fund  AND   LARGE  CAPITALIZATION  RANGES.
11/30/95   10,398        10,798       Index.  The  Lipper  Balanced   Fund  FISCAL  LIFESPAN  WILSHIRE
12/31/95   10,567        10,912       Index  is a net asset value weighted  PERIOD  CA. APP.    5000
Comparative performance  of  $10,000  index of the 30 largest funds within  ENDED    FUND      INDEX
invested   in   the   CMIA  LifeSpan  the   Balanced    Fund    investment  ------  --------  --------
Diversified  Income Account  and the  objective. It  is  calculated  daily  5/1/95   10,000    10,000
Lehman Brothers Intermediate          with adjustments for income           5/31/95   9,633    10,339
Government/Corporate Bond Index. The  dividends and capital gains           6/30/95   9,901    10,669
Lehman Brothers Intermediate          distributions  as of the ex-dividend  7/31/95  10,388    11,107
Government/Corporate   Bond    Index  dates.                                8/31/95  10,379    11,216
includes   fixed  rate  debt  issues  Past performance  is not  indicative  9/30/95  10,722    11,643
rated  investment grade or higher by  of future performance.                10/31/95 10,656    11,527
Moody's,  S&P,  or  Fitch,  in  that  LIPPER  RANKINGS  DO  NOT  TAKE INTO  11/30/95 10,952    12,016
order. All issues have at least  one  CONSIDERATION  THE  EFFECT  OF SALES  12/31/95 11,213    12,212
year to maturity and an  outstanding  CHARGES  AND HAD  SALES CHARGES BEEN  Comparative performance  of  $10,000
par  value of at  least $100 million  INCLUDED, THE  PERFORMANCE  RANKINGS  invested   in   the   CMIA  LifeSpan
for US  Government  issues  and  $50  MAY   HAVE   BEEN   LESS  FAVORABLE.  Capital Appreciation Account and the
million for all others. All  returns  STANDARD RETURNS TAKE INTO            Wilshire  5000  Index.  The Wilshire
are market value weighted  inclusive  CONSIDERATION  ALL ONGOING MORTALITY  5000 Index is a market
of  accrued  interest.  The   Lehman  AND EXPENSE CHARGES, ANNUAL CONTRACT  value-weighted  index  of  all  U.S.
Brothers Intermediate                 CHARGES AND ASSUME  THE CONTRACT  IS  common    equity   securities   with
Government/Corporate Bond Index  in-  SURRENDERED AT THE END OF THE CALCU-  readily  available price  data. Over
cludes only the government,           LATION  PERIOD  AND   INCURS  A   5%  5,000 market value-weighted security
corporate  and Yankee  issues with a  SURRENDER CHARGE.                     returns  are  used  to  adjust   the
remaining  term to maturity  of 1 to  THERE ARE  SPECIAL RISKS  ASSOCIATED  index.  The  capital  value  of  the
9.99 years.  Total  return  includes  WITH INTERNATIONAL INVESTING SUCH AS  index  is composed  of approximately
price appreciation/depreciation  and  POLITICAL CHANGES, CURRENCY           86%   of  New  York  Stock  Exchange
income  as  a   percentage  of   the  FLUCTUATION,  FOREIGN TAXATION, DIF-  issues;   3%   of   American   Stock
original   investment.   The   total  FERENCES  IN   AUDITING  AND   OTHER  Exchange  issues; and  11% of NASDAQ
return  is  rebalanced  monthly   by  FINANCIAL STANDARDS.                  over  the  counter issues.  It  is a
market capitalization.                BOND FUND SHARES ARE NOT  GUARANTEED  total  return  index  with dividends
Past performance  is not  indicative  AND   WILL  FLUCTUATE   WITH  MARKET  reinvested.
of future performance.                CONDITIONS AND  INTEREST  RATES  AND  Past  performance is  not indicative
                                      INCLUDE A GREATER RISK TO PRINCIPAL.  of future performance.
                                      SHARES WHEN  REDEEMED MAY  BE  WORTH
FOR  EACH  ACCOUNT,  THE  INVESTMENT  MORE OR  LESS  THAN  THEIR  ORIGINAL
RETURN  AND  PRINCIPAL  VALUE  OF AN  COST.
INVESTMENT WILL FLUCTUATE SO THAT AN
INVESTORS' SHARES, WHEN REDEEMED MAY
BE  WORTH  MORE  OR  LESS  THAN  THE
ORIGINAL INVESTMENT.

                               CONNECTICUT MUTUAL

                           INVESTMENT ACCOUNTS, INC.

 F  I N A N  C I A L
 S T A T E  M E N T  S

----------DECEMBER
31,
     1995

                      LifeSpan Diversified Income Account
                           LifeSpan Balanced Account
                     LifeSpan Capital Appreciation Account

 PERFORMANCE -- TOTAL RETURN(1)

CMIA LIFESPAN PERFORMANCE AS OF 12/31/95

                                                                                                STANDARD
                                   ENDING NAV   STANDARD CUMULATIVE      NON-STANDARD      TOTAL RETURN -- 2
            ACCOUNTS                12/31/95            -- 2            CUMULATIVE -- 3      AS OF 9/30/95
                                                 MONTH     INCEPTION   MONTH    INCEPTION  MONTH    INCEPTION

   DIVERSIFIED INCOME                $10.70      -3.47%       5.66%     1.62%    11.22%    -3.31%     1.34%

   BALANCED                          $11.05      -3.10%       9.56%     2.00%    15.33%    -2.52%     5.12%

   CAPITAL APPRECIATION              $11.39      -2.74%      12.12%     2.38%    18.02%    -1.85%     7.22%

                                                                                           30 DAY SEC   DIVIDEND   CAPITAL
                                        ACCOUNTS                                           YIELD -- 4   PAYMENTS    GAINS

   DIVERSIFIED INCOME                                                                         4.46%     0.0579709  0.04356

   BALANCED                                                                                   2.57%     0.1879261  0.22601

   CAPITAL APPRECIATION                                                                       1.39%     0.1189261  0.23266

  PERFORMANCE DATE QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RETURNS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL INVESTMENT.

   1. All returns are net of fund expenses and include reinvestment of all dividends and capital gains.

   2. Standard returns assume the current initial sales charge reduces porfolio performance and was paid at the beginning of each period shown. The current maximum sales charge is 5% for all Accounts.

   3. Non-standard returns assume the initial sales charge is paid in a prior period and is not reflected in this calculation.

   4. Yield is a measure of net investment income per share expressed as a percentage of the maximum offering price.

  SCHEDULE OF INVESTMENTS                                 CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
                                                          December 31, 1995

  LIFESPAN DIVERSIFIED INCOME ACCOUNT

  NUMBER OF                                           MARKET
   SHARES                  SECURITY                   VALUE
              COMMON STOCKS
               (21.8% OF NET ASSETS)
              AEROSPACE (1.5%)
      2,800    General Dynamics Corp.              $   165,550
      1,200    Lockheed Martin Corp.                    94,800
      2,000    Rockwell International Corp.            105,750
                                                   ------------
                                                       366,100
                                                   ------------
              BANKING (2.8%)
      2,800    Bank of Boston Corp.                    129,500
      2,400    Bankers Trust New York Corp.            159,600
      1,900    Chase Manhattan Corp.                   115,187
      1,700    Morgan (J.P.) & Company, Inc.           136,425
      4,400    PNC Bank Corp.                          141,900
                                                   ------------
                                                       682,612
                                                   ------------
              BUSINESS EQUIPMENT & SERVICES (.4%)
      5,000    New England Business Service, Inc.      109,375
                                                   ------------
              CHEMICALS (.9%)
      1,700    Goodrich (B.F.) Co.                     115,812
        900    Monsanto Co.                            110,250
                                                   ------------
                                                       226,062
                                                   ------------
              CONGLOMERATES (.5%)
      7,400    Hanson PLC (ADR)                        112,850
                                                   ------------
              DRUGS & COSMETICS (1.2%)
      1,400    American Home Products Corp.            135,800
      1,800    Bristol-Myers Squibb Co.                154,575
                                                   ------------
                                                       290,375
                                                   ------------
              ELECTRIC UTILITIES (3.5%)
      4,800    Entergy Corp.                           140,400
      3,400    FPL Group, Inc.                         157,675
      4,000    Illinova Corp.                          120,000
      5,000    Kansas City Power & Light Co.           130,625
        800    Texas Utilities Co.                      32,900
      4,900    Unicom Corp.                            160,475
      3,900    Western Resources, Inc.                 130,163
                                                   ------------
                                                       872,238
                                                   ------------
              HEALTH SERVICES & HOSPITAL
               SUPPLIES (.4%)
      2,100    Baxter International Inc.                87,937
                                                   ------------
              INSURANCE (2.0%)
      2,300    Aetna Life & Casualty Co.               159,275
        900    CIGNA Corp.                              92,925
               Hartford Steam Boiler Inspection &
      2,800     Insurance Co.                          140,000
      2,000    St. Paul Companies Inc.                 111,250
                                                   ------------
                                                       503,450
                                                   ------------
              IRON & STEEL (1.4%)
      3,200    Carpenter Technology Corp.              131,600

  NUMBER OF                                           MARKET
   SHARES                  SECURITY                   VALUE
     25,000    UNR Industries Inc.                 $   215,625
                                                   ------------
                                                       347,225
                                                   ------------
              OIL & GAS (3.7%)
      1,400    Amoco Corp.                             100,625
      2,400    Chevron Corp.                           126,000
      1,600    Exxon Corp.                             128,200
      1,200    Mobil Corp.                             134,400
      6,600    Panhandle Eastern Corp.                 183,975
      1,000    Royal Dutch Petroleum Co.               141,125
      4,300    Ultramar Corp.                          110,725
                                                   ------------
                                                       925,050
                                                   ------------
              REAL ESTATE (1.3%)
      4,800    Camden Property Trust                   114,600
      6,800    Health & Retirement Property Trust      110,500
      3,100    Meditrust Corp.                         108,113
                                                   ------------
                                                       333,213
                                                   ------------
              RETAIL TRADE (.3%)
      1,800    Sears, Roebuck & Co.                     70,200
                                                   ------------
              SAVINGS & LOAN (.3%)
      2,900    Ahmanson (H.F.) & Co.                    76,850
                                                   ------------
              TELEPHONE UTILITIES (1.6%)
      2,100    Ameritech Corp.                         123,900
      3,000    GTE Corp.                               132,000
               Intermedia Communications of
         50     Florida                                    500
      2,700    NYNEX Corp.                             145,800
                                                   ------------
                                                       402,200
                                                   ------------
              TOTAL COMMON STOCKS
               (COST $4,633,928)                     5,405,737
                                                   ------------
              CONVERTIBLE PREFERRED STOCKS
               (.5% OF NET ASSETS)
              MACHINERY & EQUIPMENT (.5%)
      1,200    Case Corp. (COST $115,000)              114,600
                                                   ------------
 PRINCIPAL    CORPORATE BONDS
   AMOUNT      (28.1% OF NET ASSETS)
              AEROSPACE (.2%)
               British Aerospace Finance Inc.
 $   60,000      8.00%, 1997                            61,763
                                                   ------------
              APPAREL & TEXTILES (.2%)
               U.S. Leather, Inc.
     50,000     10.25%, 2003                            42,250
                                                   ------------
              AUTO & AUTO RELATED (.2%)
               Venture Holdings
     50,000      9.75%, 2004                            41,750
                                                   ------------
              BANKING (4.1%)
               BankAmerica Corp.
    300,000      6.00%, 1997                           302,109
               Barnett Banks, Inc.
     60,000      8.50%, 1999                            64,820

   The accompanying notes are an integral part of these financial statements.  2

  PRINCIPAL                                           MARKET
   AMOUNT                  SECURITY                   VALUE
               Chemical Banking Corp.
 $   55,000      6.625%, 1998                      $     56,061
               Citicorp
     55,000      9.46%, 1996                             55,631
               First Fidelity Bancorporation
     55,000      8.50%, 1998                             58,027
               First Union Corp.
     55,000      6.75%, 1998                             56,033
               First USA Bank of Delaware
    150,000      5.35%, 1996                            149,606
               Mellon Financial Co.
     55,000      6.50%, 1997                             55,884
               Security Pacific Corp.
     55,000      7.75%, 1996                             56,032
               Shawmut National Corp.
    150,000      8.875%, 1996                           151,035
                                                   ------------
                                                      1,005,238
                                                   ------------
              CHEMICALS (2.4%)
               Building Materials Corp. of
                America
    100,000      0.00%, 2004                             69,000
               Crain Industries, Inc.
     50,000     13.50%, 2005                             50,750
               G-I Holdings
     50,000      0.00%, 1998                             38,750
               Harris Chemical North America,
                Inc.
     50,000      0.00%, 2001                             47,500
               IMC Global, Inc.
    100,000      6.25%, 2001                            126,000
               LaRoche Industries, Inc.
     75,000     13.00%, 2004                             79,687
               Lyondell Petrochemical Co.
    105,000      8.25%, 1997                            107,709
               Sherritt, Inc.
     75,000     10.50%, 2014                             81,375
                                                   ------------
                                                        600,771
                                                   ------------
              CONGLOMERATES (.3%)
               Alpine Group, Inc.
     75,000     12.25%, 2003                             73,500
                                                   ------------
              DRUGS & COSMETICS (1.4%)
               Revlon Consumer Products Corp.
     50,000      9.375%, 2001                            50,625
               Revlon Worldwide Corp.
     50,000      0.00%, 1998                             37,125
               Roche Holdings Inc.
    300,000      2.75%, 2000                            267,000
                                                   ------------
                                                        354,750
                                                   ------------
              FINANCIAL SERVICES (3.0%)
               American General Finance Corp.
     60,000      8.50%, 1998                             64,141
               Associates Corp. of North America
     60,000      7.40%, 1999                             63,230
  PRINCIPAL                                           MARKET
   AMOUNT                  SECURITY                   VALUE
               Chrysler Financial Corp.
 $  120,000      6.65%, 1997                       $    121,433
               Countrywide Funding Corp.
     60,000      6.57%, 1997                             60,854
               General Motors Acceptance Corp.
    300,000      5.65%, 1997                            300,405
               Merrill Lynch & Co., Inc.
     85,000      8.25%, 1996                             86,546
               Norwest Financial, Inc.
     55,000      6.50%, 1997                             55,893
                                                   ------------
                                                        752,502
                                                   ------------
              FOOD & BEVERAGES (.7%)
               Grand Metropolitan Investment
                Corp.
     55,000      8.125%, 1996                            55,779
               Nabisco Brands Inc.
     55,000      8.00%, 2000                             58,459
               Seagram Company Ltd.
     60,000      9.75%, 2000                             60,833
                                                   ------------
                                                        175,071
                                                   ------------
              HEALTH SERVICES & HOSPITAL
               SUPPLIES (.5%)
               Genesis Health Venture, Inc.
     75,000      9.75%, 2005                             79,500
               Integrated Health Services, Inc.
     50,000      9.625%, 2002                            51,000
                                                   ------------
                                                        130,500
                                                   ------------
              IRON & STEEL (.6%)
               Geneva Steel Co.
     25,000      9.50%, 2004                             19,500
               Republic Engineered Steels, Inc.
     25,000      9.875%, 2001                            22,500
               WCI Steel, Inc.
     50,000     10.50%, 2002                             48,625
               Wierton Steel Corp.
     50,000     10.75%, 2005                             47,125
                                                   ------------
                                                        137,750
                                                   ------------
              LEASING (.4%)
               GPA Delaware, Inc.
     50,000      8.75%, 1998                             47,000
               Penske Truck Leasing Co.
     55,000      7.75%, 1999                             57,440
                                                   ------------
                                                        104,440
                                                   ------------
              LEISURE & ENTERTAINMENT (3.6%)
               Adelphia Communications Corp.
     25,000     12.50%, 2002                             24,500
               Australis Media Ltd.
     75,000      0.00%, 2003                             54,187
               Bally Park Place Funding
     50,000      9.25%, 2004                             50,875

  PRINCIPAL                                           MARKET
   AMOUNT                  SECURITY                   VALUE
               Bell Cablemedia PLC
 $   75,000      0.00%, 2004                       $     52,875
               Comcast Corp.
     50,000      9.375%, 2005                            52,875
               Comcast UK Cable Partners Ltd.
     75,000      0.00%, 2007                             43,875
               Greate Bay Property Funding
     25,000     10.875%, 2004                            21,937
               GNF Corp.
     50,000     10.625%, 2003                            46,625
               Helicon Group Ltd.
    100,000      9.00%, 2003                             96,500
               New World Communications Corp.
     75,000      0.00%, 1999                             51,750
               Rio Hotel & Casino, Inc.
    100,000     10.625%, 2005                           101,594
               Santa Fe Hotel
     45,000     11.00%, 2000                             28,350
               Selmer Company, Inc.
     50,000     11.00%, 2005                             49,250
               Sinclair Broadcast Group, Inc.
     50,000     10.00%, 2005                             51,000
               Trump Plaza Funding
     50,000     10.875%, 2001                            51,750
               Trump Taj Mahal
     50,000      0.00%, 1999                             48,250
               United International Holdings,
                Inc.
    100,000      0.00%, 1999                             58,750
                                                   ------------
                                                        884,943
                                                   ------------
              MACHINERY & EQUIPMENT (.2%)
               Specialty Equipment Companies,
                Inc.
     50,000     11.375%, 2003                            50,750
                                                   ------------
              MANUFACTURING (1.5%)
               American Standard, Inc.
     50,000      0.00%, 2005                             42,875
               Day International Group, Inc.
     50,000     11.125%, 2005                            51,125
               Huntsman Corp.
     75,000     10.625%, 2001                            83,700
               Interlake Corp.
     50,000     12.125%, 2002                            47,500
               International Wire Group, Inc.
     50,000     11.75%, 2005                             47,750
               Jordan Industries, Inc.
     25,000     10.375%, 2003                            22,250
               Plantronics, Inc.
     75,000     10.00%, 2001                             79,219
                                                   ------------
                                                        374,419
                                                   ------------
              OIL & GAS (.6%)
               Coastal Corp.
     55,000      8.75%, 1999                             59,346
  PRINCIPAL                                           MARKET
   AMOUNT                  SECURITY                   VALUE
               Maxus Energy Corp.
 $   50,000      9.875%, 2002                      $     50,250
               Mesa Capital CP
     50,000      12.75%, 1998                            44,250
                                                   ------------
                                                        153,846
                                                   ------------
              PAPER & FOREST PRODUCTS (1.6%)
               Crown Packaging Holdings Ltd.
    100,000      0.00%, 2003                             44,500
               Doman Industries Ltd.
     50,000      8.75%, 2004                             47,375
               Gaylord Container Corp.
     50,000      0.00%, 2005                             49,250
               Georgia-Pacific Corp.
     60,000      9.85%, 1997                             63,259
               Indah Kiat Pulp & Paper Corp.
     50,000     11.875%, 2002                            50,500
               Malette, Inc.
     50,000     12.25%, 2004                             56,000
               Stone Container Corp.
    100,000      9.875%, 2001                            97,250
                                                   ------------
                                                        408,134
                                                   ------------
              PRINTING & PUBLISHING (.3%)
               Marvel III Holdings Inc.
     25,000      9.125%, 1998                            23,000
               Reed Publishing USA Inc.
     55,000      7.24%, 1997                             56,013
                                                   ------------
                                                         79,013
                                                   ------------
              RETAIL TRADE (2.1%)
               Cole National Corp.
     50,000     11.25%, 2001                             50,125
               Dairy Mart Convenience Stores,
                Inc.
     50,000     10.25%, 2004                             42,250
               Duane Reade Corp.
     50,000     12.00%, 2002                             47,750
               Farm Fresh, Inc.
     50,000     12.25%, 2000                             42,250
               Hills Stores Co.
     50,000     10.25%, 2003                             43,500
               Pathmark Stores, Inc.
    100,000      0.00%, 2003                             61,250
               Ralph's Grocery Co.
     50,000     11.00%, 2005                             49,500
               Sears, Roebuck & Co.
     60,000      9.44%, 1996                             60,506
     60,000   8.39%, 1999                                64,593

   The accompanying notes are an integral part of these financial statements.  4

  PRINCIPAL                                           MARKET
   AMOUNT                  SECURITY                   VALUE
               Waban, Inc.
 $   50,000     11.00%, 2004                       $     51,250
                                                   ------------
                                                        512,974
                                                   ------------
              SAVINGS & LOAN (.2%)
               Golden West Financial Corp.
     55,000      8.625%, 1998                            58,721
                                                   ------------
              TECHNOLOGY (.7%)
               Monarch Acquisition
     75,000     12.50%, 2003                             79,500
               Storage Technology Corp.
     80,000      7.00%, 2008                             89,200
                                                   ------------
                                                        168,700
                                                   ------------
              TELECOMMUNICATIONS (1.3%)
               Centennial Cellular Corp.
     50,000     10.125%, 2005                            52,625
               Intermedia Communications of
                Florida, Inc.
     50,000     13.50%, 2005                             55,750
               MFS Communications Company, Inc.
     75,000      0.00%, 2004                             60,562
               Nextel Communications, Inc.
    100,000      0.00%, 2004                             54,250
               Tele-Communications, Inc.
     90,000      5.28%, 1996                             89,641
                                                   ------------
                                                        312,828
                                                   ------------
              TELEPHONE UTILITIES (.7%)
               GTE Corp.
     60,000      8.85%, 1998                             63,969
               MCI Communications Corp.
     60,000      7.625, 1996                             60,956
               Peoples Telephone Company, Inc.
     50,000     12.25%, 2002                             40,000
                                                   ------------
                                                        164,925
                                                   ------------
              TOBACCO (.5%)
               B.A.T Capital Corp.
     60,000      6.66%, 2000                             61,386
               Philip Morris Companies Inc.
     60,000      8.75%, 1996                             61,649
                                                   ------------
                                                        123,035
                                                   ------------
              TRANSPORTATION (.6%)
               Federal Express Corp.
    150,000      6.25%, 1998                            151,237
                                                   ------------
              WHOLESALE TRADE (.2%)
               Falcon Holdings PLC
     52,750     11.00%, 2003                             50,113
                                                   ------------
              TOTAL CORPORATE BONDS
               (COST $6,912,494)                      6,973,923
                                                   ------------
  PRINCIPAL                                           MARKET
   AMOUNT                  SECURITY                   VALUE
              U.S. GOVERNMENT & AGENCY
               LONG-TERM OBLIGATIONS
               (41.5% OF NET ASSETS)
               U.S. Treasury Bond
 $1,320,000      8.125%, 2019                      $  1,659,689
               U.S. Treasury Notes
  1,265,000      7.375%, 1997                         1,312,830
  4,500,000   5.125%, 1998                            4,492,026
    275,000   6.75%, 1999                               287,546
    270,000   7.75%, 1999                               292,993
  2,020,000   7.25%, 2004                             2,246,301
                                                   ------------
              TOTAL U.S. GOVERNMENT & AGENCY
               LONG-TERM OBLIGATIONS
               (COST $9,708,762)                     10,291,385
                                                   ------------
              FOREIGN GOVERNMENT BONDS
               (1.2% OF NET ASSETS)
              Province of Ontario
    300,000      8.25%, 1996 (COST $305,337)            301,986
                                                   ------------
              REPURCHASE AGREEMENTS
               (5.4% OF NET ASSETS)
              State Street Bank & Trust Co.
                 4.75%, due 1/2/96 (COST
  1,357,000     $1,357,000)                           1,357,000
                                                   ------------
              TOTAL INVESTMENTS
               (COST $23,032,521)                  $ 24,444,631
                                                   ------------
                                                   ------------

LIFESPAN BALANCED ACCOUNT
  NUMBER OF                                           MARKET
   SHARES                  SECURITY                   VALUE
              COMMON STOCKS
               (41.9% OF NET ASSETS)
              AEROSPACE (2.1%)
      4,300    General Dynamics Corp.              $   254,237
      2,700    Lockheed Martin Corp.                   213,300
      4,000    Loral Corp.                             141,500
      1,300    McDonnell Douglas Corp.                 119,600
      3,200    Rockwell International Corp.            169,200
                                                   ------------
                                                       897,837
                                                   ------------
              AIRLINES (.5%)
        800    AMR Corp.                                59,400
        700    Delta Air Lines, Inc.                    51,713
      1,700    Northwest Airlines Corp.                 86,700
                                                   ------------
                                                       197,813
                                                   ------------
              APPAREL & TEXTILES (.8%)
      2,400    Nautica Enterprises, Inc.               105,000
      1,700    St. John Knits, Inc.                     90,312

  NUMBER OF                                           MARKET
   SHARES                  SECURITY                   VALUE
      3,300    Tommy Hilfiger Corp.                $   139,837
                                                   ------------
                                                       335,149
                                                   ------------
              AUTO & AUTO RELATED (.2%)
      2,700    Discount Auto Parts, Inc.                84,037
                                                   ------------
              BANKING (3.0%)
      5,600    Bank of Boston Corp.                    259,000
      3,300    Bankers Trust New York Corp.            219,450
      3,800    Chase Manhattan Corp.                   230,375
      3,400    Morgan (J.P.) & Company, Inc.           272,850
      6,900    PNC Bank Corp.                          222,525
        300    Wells Fargo & Co.                        64,800
                                                   ------------
                                                     1,269,000
                                                   ------------
              BUILDING MATERIALS &
               CONSTRUCTION (.1%)
      2,200    USG Corp.                                66,000
                                                   ------------
              BUSINESS EQUIPMENT & SERVICES (.4%)
      1,100    Medic Computer Systems, Inc.             66,550
      5,100    New England Business Service, Inc.      111,562
                                                   ------------
                                                       178,112
                                                   ------------
              CHEMICALS (1.8%)
        700    Cabot Corp.                              37,712
        900    FMC Corp.                                60,862
      2,700    Goodrich (B.F.) Co.                     183,938
      1,400    Grace (W.R.) & Co.                       82,775
      2,600    IMC Global, Inc.                        106,275
      1,600    Monsanto Co.                            196,000
               Potash Corporation of Saskatchewan
      1,500     Inc.                                   106,312
                                                   ------------
                                                       773,874
                                                   ------------
              COMMERCIAL SERVICES (1.3%)
      3,000    AccuStaff, Inc.                         132,000
      1,500    Alternative Resources Corp.              45,375
               Cambridge Technology Partners,
      2,000     Inc.                                   115,000
      4,900    Corrections Corporation of America      181,913
      2,200    Quintiles Transnational Corp.            90,200
                                                   ------------
                                                       564,488
                                                   ------------
              COMPUTER BUSINESS EQUIPMENT &
               SERVICES (3.6%)
      3,100    Acxiom Corporation                       84,862
      1,700    ALANTEC Corp.                            99,025
      4,800    Cognex Corp.                            166,800
      2,700    Comverse Technology, Inc.                54,000
      2,100    Davidson and Associates, Inc.            46,200
      3,100    Epic Design Technology, Inc.             65,100
      2,600    Global Village Communication             50,375
      4,000    Hyperion Software Corp.                  85,000
      1,600    Inso Corp.                               68,000
      2,950    McAfee Associates, Inc.                 129,431
  NUMBER OF                                           MARKET
   SHARES                  SECURITY                   VALUE
      1,900    Microcom, Inc.                      $    49,400
      1,700    National Data Corp.                      42,075
      2,500    NetManage, Inc.                          58,125
      1,200    Optical Data Systems, Inc.               30,300
               Project Software & Development,
      2,400     Inc.                                    83,700
      2,800    Rational Software Corp.                  62,650
      1,100    Remedy Corp.                             65,175
      1,000    Shiva Corp.                              72,750
      2,000    StorMedia, Inc.                          73,000
      3,400    Zebra Technologies Corp.                115,600
                                                   ------------
                                                     1,501,568
                                                   ------------
              CONGLOMERATES (.8%)
      7,400    Hanson PLC (ADR)                        112,850
         43    Jardine Matheson Holdings Ltd.              295
      1,700    Textron, Inc.                           114,750
      2,800    Tyco International Ltd.                  99,750
                                                   ------------
                                                       327,645
                                                   ------------
              DRUGS & COSMETICS (.9%)
      2,000    American Home Products Corp.            194,000
      1,900    Bristol-Myers Squibb Co.                163,163
        562    Watson Pharmaceuticals, Inc.             27,538
                                                   ------------
                                                       384,701
                                                   ------------
              ELECTRIC UTILITIES (3.0%)
      8,400    Entergy Corp.                           245,700
      5,300    FPL Group, Inc.                         245,787
      5,800    Illinova Corp.                          174,000
      5,000    Kansas City Power & Light Co.           130,625
      1,600    Texas Utilities Co.                      65,800
      8,300    Unicom Corp.                            271,825
      3,900    Western Resources, Inc.                 130,162
                                                   ------------
                                                     1,263,899
                                                   ------------
              ELECTRICAL & ELECTRONIC
               EQUIPMENT (1.7%)
      4,200    Actel Corp.                              45,150
      2,400    Allen Group, Inc.                        53,700
      2,200    Burr-Brown Corp.                         56,100
      1,300    Cable Design Technologies                57,200
      1,400    Cidco, Inc.                              35,700
      2,050    Credence Systems Corp.                   46,894
      2,950    GaSonics International                   39,825
      1,400    Input/Output, Inc.                       80,850
      3,500    Kemet Corp.                              83,563
      3,900    S3, Inc.                                 68,738
      1,700    Sanmina Corp.                            88,188
      2,600    Ultratech Stepper, Inc.                  66,950
                                                   ------------
                                                       722,858
                                                   ------------
              ENVIRONMENTAL CONTROL (.5%)
      3,500    Tetra Tech, Inc.                         79,625

   The accompanying notes are an integral part of these financial statements.  6

  NUMBER OF                                           MARKET
   SHARES                  SECURITY                   VALUE
      3,300    United Waste Systems, Inc.          $   122,925
                                                   ------------
                                                       202,550
                                                   ------------
              FINANCIAL SERVICES (.1%)
      3,600    Amresco, Inc.                            45,900
                                                   ------------
              FOOD & BEVERAGES (.1%)
      1,600    Dole Food Company, Inc.                  56,000
                                                   ------------
              HEALTH SERVICES & HOSPITAL
               SUPPLIES (2.6%)
      3,400    Baxter International Inc.               142,375
      1,800    Columbia Healthcare Corp.                91,350
      1,200    Express Scripts, Inc.                    61,200
      2,900    Gulf South Medical Supply, Inc.          87,725
      2,400    Idexx Laboratories, Inc.                112,800
      1,900    MedPartners, Inc.                        62,700
      2,600    Omnicare, Inc.                          116,350
      3,100    OrNda Healthcorp                         72,075
      2,200    PhyCor, Inc.                            111,237
      2,000    Physician Reliance Network, Inc.         79,500
      5,600    Physician Sales & Service, Inc.         159,600
                                                   ------------
                                                     1,096,912
                                                   ------------
              INSURANCE (2.8%)
      3,600    Aetna Life & Casualty Co.               249,300
      2,639    Allstate Corp.                          108,529
      1,800    CIGNA Corp.                             185,850
      1,900    Compdent Corp.                           78,850
               Hartford Steam Boiler Inspection &
      2,700     Insurance Co.                          135,000
        900    Healthsource, Inc.                       32,400
      3,200    St. Paul Companies Inc.                 178,000
      2,300    TIG Holdings, Inc.                       65,550
      2,100    Travelers Group                         132,037
                                                   ------------
                                                     1,165,516
                                                   ------------
              IRON & STEEL (.8%)
      3,200    Carpenter Technology Corp.              131,600
     25,000    UNR Industries Inc.                     215,625
                                                   ------------
                                                       347,225
                                                   ------------
              LEASING (.1%)
      2,300    Oxford Resources Corp.                   51,750
                                                   ------------
              LEISURE & ENTERTAINMENT (.6%)
      2,400    Clear Channel Communications, Inc.      105,900
      1,900    Mattel, Inc.                             58,425
      3,600    Regal Cinemas, Inc.                     107,100
                                                   ------------
                                                       271,425
                                                   ------------
              LODGING & RESTAURANTS (.3%)
      2,800    Boston Chicken, Inc.                     89,950
      1,200    Papa John's International, Inc.          49,425
                                                   ------------
                                                       139,375
                                                   ------------
              MACHINERY & EQUIPMENT (.8%)
      2,300    Case Corp.                              105,225
  NUMBER OF                                           MARKET
   SHARES                  SECURITY                   VALUE
      3,800    Electroglas, Inc.                   $    93,100
        800    Harnischfeger Industries, Inc.           26,600
      2,200    Mark IV Industries, Inc.                 43,450
      1,800    Parker-Hannifin Corp.                    61,650
                                                   ------------
                                                       330,025
                                                   ------------
              MANUFACTURING (1.0%)
      2,100    AGCO Corp.                              107,100
      1,700    Black & Decker Corp.                     59,925
      3,000    Blyth Industries, Inc.                   88,500
      2,900    FSI International, Inc.                  58,725
      1,700    Helix Technology Corp.                   67,150
      1,700    Integrated Process Equipment Corp.       39,950
                                                   ------------
                                                       421,350
                                                   ------------
              MISCELLANEOUS (.3%)
      2,100    Premark International, Inc.             106,312
                                                   ------------
              OFFICE EQUIPMENT (.4%)
      2,900    US Office Products Co.                   65,975
        700    Xerox Corp.                              95,900
                                                   ------------
                                                       161,875
                                                   ------------
              OIL & GAS (3.5%)
      2,200    Amoco Corp.                             158,125
      4,400    Chevron Corp.                           231,000
      1,600    Exxon Corp.                             128,200
      2,100    Mobil Corp.                             235,200
     10,900    Panhandle Eastern Corp.                 303,837
      2,000    Repsol SA (ADR)                          65,750
      1,500    Royal Dutch Petroleum Co.               211,687
      4,300    Ultramar Corp.                          110,725
      1,500    YPF Sociedad Anonima (ADR)               32,438
                                                   ------------
                                                     1,476,962
                                                   ------------
              PAPER & FOREST PRODUCTS (.2%)
      1,248    Kimberly-Clark Corp.                    103,272
                                                   ------------
              PRINTING & PUBLISHING (.2%)
      2,100    Gartner Group, Inc.                     100,538
                                                   ------------
              REAL ESTATE (.8%)
      4,800    Camden Property Trust                   114,600
        533    Castle & Cooke Inc.                       8,933
      6,800    Health & Retirement Property Trust      110,500
      3,100    Meditrust Corp.                         108,112
                                                   ------------
                                                       342,145
                                                   ------------
              RETAIL TRADE (1.7%)
      1,600    CDW Computer Centers, Inc.               64,800
      2,500    Corporate Express, Inc.                  75,312
      1,700    Eckerd Corp.                             75,862
      1,200    General Nutrition Companies, Inc.        27,600
      2,800    Kroger Co.                              105,000
      1,300    MSC Industrial Direct Co., Inc.          35,750
      4,700    Sears, Roebuck & Co.                    183,300
      2,600    Service Merchandise Co., Inc.            13,000
      3,000    Sunglass Hut International, Inc.         71,250

  NUMBER OF                                           MARKET
   SHARES                  SECURITY                   VALUE
      2,500    Waban Inc.                          $    46,875
                                                   ------------
                                                       698,749
                                                   ------------
              SAVINGS & LOAN (.3%)
      5,000    Ahmanson (H.F.) & Co.                   132,500
                                                   ------------
              TECHNOLOGY (1.3%)
      1,700    Compaq Computer Corp.                    81,600
      1,400    Conner Peripherals, Inc.                 29,400
      3,200    Electronics for Imaging, Inc.           140,000
      1,400    Seagate Technology, Inc.                 66,500
      2,400    Storage Technology Corp.                 57,300
      2,500    Stratus Computer, Inc.                   86,562
      1,800    Sun Microsystems, Inc.                   82,125
                                                   ------------
                                                       543,487
                                                   ------------
              TELECOMMUNICATIONS (.9%)
      2,800    Aspect Telecommunications Corp.          93,800
               Coherent Communications System
      2,900     Corp.                                   55,825
      2,000    DSP Communications, Inc.                 87,250
      3,520    Ericsson LM Tel. Co. (ADR)               68,640
      2,800    LCI International, Inc.                  57,400
                                                   ------------
                                                       362,915
                                                   ------------
              TELEPHONE UTILITIES (1.9%)
      4,100    Ameritech Corp.                         241,900
      5,600    GTE Corp.                               246,400
               Intermedia Communications of
        100     Florida, Inc.                            1,000
      4,700    NYNEX Corp.                             253,800
      2,900    VTEL Corp.                               53,650
                                                   ------------
                                                       796,750
                                                   ------------
              TRANSPORTATION (.5%)
      3,600    Atlas Air, Inc.                          60,300
      2,400    Fritz Companies, Inc.                    99,600
      1,000    Wisconsin Central Transportation         65,750
                                                   ------------
                                                       225,650
                                                   ------------
              TOTAL COMMON STOCKS
               (COST $14,966,836)                   17,746,164
                                                   ------------
              FOREIGN COMMON STOCKS
               (11.9% OF NET ASSETS)
              AUTO & AUTO RELATED (.4%)
      1,000    Autoliv AB (Sweden)                      58,436
      2,000    Bridgestone Corp. (Japan)                31,768
      1,000    Michelin CGDE (France)                   39,882
      3,000    Shinmaywa Industries Ltd. (Japan)        24,755
        706    Valeo SA (France)                        32,698
                                                   ------------
                                                       187,539
                                                   ------------
              BANKING (.9%)
        400    Banco Popular Espanol (Spain)            73,768
      1,500    Banco Santander SA (Spain)               75,309
  NUMBER OF                                           MARKET
   SHARES                  SECURITY                   VALUE
               Bangkok Bank Company Ltd.
      4,000     (Thailand)                         $    48,591
      1,000    Deutsche Bank AG (Germany)               47,382
      2,000    HSBC Holdings PLC (Hong Kong)            30,262
      6,000    Malayan Banking Berhad (Malaysia)        50,557
        200    Societe Generale Paris (France)          24,709
      4,500    Thai Farmers Bank Ltd. (Thailand)        45,375
                                                   ------------
                                                       395,953
                                                   ------------
              BUILDING MATERIALS &
               CONSTRUCTION (.2%)
               Autopistas Concesionaria Espanola
      4,000     SA (Spain)                              45,507
        250    Compagnie de Saint-Gobain (France)       27,262
               PT Indocement Tunggal Prakar
      7,000     (Indonesia)                             27,553
                                                   ------------
                                                       100,322
                                                   ------------
              CHEMICALS (.2%)
        200    Akzo Nobel (Netherlands)                 23,132
      4,000    Sekisui Chemical Co. (Japan)             58,886
                                                   ------------
                                                        82,018
                                                   ------------
              COMPUTER BUSINESS EQUIPMENT &
               SERVICES (.3%)
      9,000    Fujitsu Ltd. (Japan)                    100,242
        600    Getronics NV (Netherlands)               28,043
                                                   ------------
                                                       128,285
                                                   ------------
              CONGLOMERATES (.7%)
      2,007    Canadian Pacific Ltd. (Canada)           36,553
     46,000    First Pacific Co. (Hong Kong)            51,161
     10,000    Hutchison Whampoa Ltd. (Hong Kong)       60,912
        195    Mannesmann AG (Germany)                  62,082
     22,000    Renong Berhad (Malaysia)                 32,571
        120    Viag AG (Germany)                        48,100
                                                   ------------
                                                       291,379
                                                   ------------
              DRUGS & COSMETICS (1.5%)
      1,800    Astra AB (Sweden)                        71,841
        100    Ciba-Geigy AG (Switzerland)              87,993
      6,000    PT Kalbe Farma (Indonesia)               20,337
        100    Sandoz AG (Switzerland)                  91,547
      1,000    Schering AG (Germany)                    66,246
               SmithKline Beecham (United
      8,094     Kingdom)                                89,249
               SmithKline Bch/Bec Units (United
      5,052     Kingdom)                                55,078
      4,000    Takeda Chemical Industries (Japan)       65,860
      4,000    Zeneca Group PLC (United Kingdom)        77,372
                                                   ------------
                                                       625,523
                                                   ------------
              ELECTRIC UTILITIES (.3%)
      3,407    Powergen PLC (United Kingdom)            28,149

   The accompanying notes are an integral part of these financial statements.  8

  NUMBER OF                                           MARKET
   SHARES                  SECURITY                   VALUE
      2,000    VEBA AG (Germany)                   $    84,908
                                                   ------------
                                                       113,057
                                                   ------------
              ELECTRICAL & ELECTRONIC
               EQUIPMENT (1.2%)
               BBC AG Brown Boveri & Cie.
         65     (Switzerland)                           75,509
      6,000    Hitachi Ltd. (Japan)                     60,436
        600    Keyence Corp. (Japan)                    69,153
      1,000    Kyocera Corp. (Japan)                    74,286
               Matsushita Electric Industrial
      4,000     Co., Ltd. (Japan)                       65,085
      3,000    Matsushita Electric Works (Japan)        31,671
               Philips Electronics NV
      2,000     (Netherlands)                           72,288
     10,000    Toshiba Corp. (Japan)                    78,354
                                                   ------------
                                                       526,782
                                                   ------------
              FINANCIAL SERVICES (.4%)
        220    Compagnie Bancaire SA (France)           24,619
               International Nederlanden Groep NV
      1,021     (Netherlands)                           68,207
      4,000    Itochu Corporation (Japan)               26,925
      1,000    Nichiei Co., Ltd. (Japan)                74,576
                                                   ------------
                                                       194,327
                                                   ------------
              FOOD & BEVERAGES (.5%)
      7,000    Guinness PLC (United Kingdom)            51,475
        550    Heineken NV (Netherlands)                90,141
         50    Nestle SA (Switzerland)                  55,310
                                                   ------------
                                                       196,926
                                                   ------------
              INSURANCE (.8%)
      2,000    AEGON NV (Netherlands)                   88,490
      1,500    AXA (France)                            101,082
         25    Munich Reinsurance (Germany)             54,374
      1,300    Skandia Foersaekrings AB (Sweden)        35,145
               Union des Assurances Federales SA
        400     (France)                                47,784
                                                   ------------
                                                       326,875
                                                   ------------
              IRON & STEEL (.6%)
        400    Acerinox SA (Spain)                      40,462
      2,000    Hitachi Metals Ltd. (Japan)              24,988
      6,000    Kawasaki Steel (Japan)                   20,920
     12,000    Nisshin Steel Co., Ltd. (Japan)          48,465
      2,425    Outokumpu Oy (Finland)                   38,471
               Rio Tinto-Zinc Corp. PLC (United
      4,000     Kingdom)                                58,146
      7,000    Sumitomo Metal Industries (Japan)        21,220
                                                   ------------
                                                       252,672
                                                   ------------
              LEISURE & ENTERTAINMENT (.2%)
               Carlton Communications PLC (United
      3,300     Kingdom)                                49,482
               Television Broadcasts Ltd. (Hong
      8,000     Kong)                                   28,503
  NUMBER OF                                           MARKET
   SHARES                  SECURITY                   VALUE
      1,200    Thorn EMI PLC (United Kingdom)      $    28,262
                                                   ------------
                                                       106,247
                                                   ------------
              MACHINERY & EQUIPMENT (.4%)
        800    Mabuchi Motor Co. (Japan)                49,743
               Mitsubishi Heavy Industries Ltd.
      7,000     (Japan)                                 55,797
      3,000    NSK Limited (Japan)                      21,792
        500    SMC Corp. (Japan)                        36,174
      1,000    THK Company Ltd. (Japan)                 28,475
                                                   ------------
                                                       191,981
                                                   ------------
              MANUFACTURING (.1%)
               Nippon Electric Glass Co., Ltd.
      1,000     (Japan)                                 18,983
                                                   ------------
              METALS & MINING (.1%)
               Broken Hill Proprietary Co., Ltd.
         86     (Australia)                              1,215
      7,400    Poseidon Gold Ltd. (Australia)           14,741
               Western Mining Corp. Holdings Ltd.
      2,000     (Australia)                             12,844
                                                   ------------
                                                        28,800
                                                   ------------
              MISCELLANEOUS (.2%)
               SGS Societe Generale de
                Surveillance Holdings SA
         30     (Switzerland)                           59,558
         50    Siemens AG (Germany)                     27,361
                                                   ------------
                                                        86,919
                                                   ------------
              OFFICE EQUIPMENT (.3%)
      5,000    Canon Inc. (Japan)                       90,557
      5,000    Ricoh Corp., Ltd. (Japan)                54,722
                                                   ------------
                                                       145,279
                                                   ------------
              OIL & GAS (1.0%)
     23,000    Ampolex Ltd. (Australia)                 50,260
      5,000    British Gas Corp. (United Kingdom)       19,724
               British Petroleum Co., Ltd.
      6,064     (United Kingdom)                        50,620
               Compagnie Francaise de Petroleum
      1,641     Total (France)                         110,752
               Hong Kong & China Gas Company Ltd.
     13,000     (Hong Kong)                             20,931
      1,100    Imperial Oil Ltd. (Canada)               39,573
      7,393    Lasmo PLC (United Kingdom)               19,978
      4,000    Saga Petroleum (Norway)                  53,362
               Societe Nationale Elf Aquitaine
        554     (France)                                40,817
                                                   ------------
                                                       406,017
                                                   ------------
              PAPER & FOREST PRODUCTS (.1%)
        800    Mo och Domsjo AB (Sweden)                34,098
                                                   ------------
              PRINTING & PUBLISHING (.2%)
      1,526    De la Rue PLC (United Kingdom)           15,428
      2,200    Elsevier NV (Netherlands)                29,339

  NUMBER OF                                           MARKET
   SHARES                  SECURITY                   VALUE
        400    Wolters-Kluwer NV (Netherlands)     $    37,839
                                                   ------------
                                                        82,606
                                                   ------------
              RETAIL TRADE (.7%)
        140    Adidas AG (Germany)                       7,407
      4,000    Argyll Group PLC (United Kingdom)        21,121
         90    Carrefour Supermarche SA (France)        54,603
      1,000    Ito-Yokado Ltd. (Japan)                  61,598
      1,000    JUSCO Co. (Japan)                        26,053
               LVMH Louis Vuitton Moet-Hennessy
        270     (France)                                56,239
      8,000    Next PLC (United Kingdom)                56,655
                                                   ------------
                                                       283,676
                                                   ------------
              TELECOMMUNICATIONS (.3%)
      1,200    Nokia AB (Finland)                       47,179
     19,000    Telecom Italia S.p.A (Italy)             29,551
               Telecom Italia Mobile S.p.A
     19,000     (Italy)                                 33,439
                                                   ------------
                                                       110,169
                                                   ------------
              TELEPHONE UTILITIES (.2%)
          8    DDI Corporation (Japan)                  61,985
      2,000    Telefonica de Espana (Spain)             27,700
                                                   ------------
                                                        89,685
                                                   ------------
              TOBACCO (.1%)
      4,000    PT HM Sampoerna (Indonesia)              41,636
                                                   ------------
              TOTAL FOREIGN COMMON STOCKS
               (COST $4,776,323)                     5,047,754
                                                   ------------
              CONVERTIBLE PREFERRED STOCKS
               (.3% OF NET ASSETS)
              MACHINERY & EQUIPMENT (.3%)
      1,200    Case Corp. (COST $114,800)              114,600
                                                   ------------
              FOREIGN PREFERRED STOCKS
               (.7% OF NET ASSETS)
              AUTO & AUTO RELATED (.1%)
     13,500    Fiat S.p.A. (Italy)                      24,652
                                                   ------------
              COMPUTER BUSINESS EQUIPMENT &
               SERVICES (.1%)
        400    SAP AG (Germany)                         60,509
                                                   ------------
              CONGLOMERATES (.1%)
        185    RWE AG (Germany)                         51,586
                                                   ------------
              ELECTRIC UTILITIES (.2%)
  3,125,000    CEMIG (Brazil)                           69,123
                                                   ------------
              FINANCIAL SERVICES (.1%)
  6,140,292    Banco Bradesco SA (Brazil)               52,700
                                                   ------------
              TELECOMMUNICATIONS (.1%)
               Telecomunicacoes de Sao Paulo SA
    350,000     (Brazil)                                51,492
                                                   ------------
              TOTAL FOREIGN PREFERRED STOCKS
               (COST $290,278)                         310,062
                                                   ------------
  PRINCIPAL                                           MARKET
   AMOUNT                  SECURITY                   VALUE
              CORPORATE BONDS
               (20.0% OF NET ASSETS)
              AEROSPACE (.1%)
               British Aerospace Finance Inc.
 $   45,000      8.00%, 1997                       $    46,322
                                                   ------------
              APPAREL & TEXTILES (.2%)
               U.S. Leather, Inc.
    100,000     10.25%, 2003                            84,500
                                                   ------------
              AUTO & AUTO RELATED (.2%)
               Venture Holdings
    100,000      9.75%, 2004                            83,500
                                                   ------------
              BANKING (1.6%)
               BankAmerica Corp.
    200,000      6.00%, 1997                           201,406
               Barnett Banks, Inc.
     40,000      8.50%, 1999                            43,213
               Chemical Banking Corp.
     35,000      6.625%, 1998                           35,675
               Citicorp
     35,000      9.46%, 1996                            35,402
               First Fidelity Bancorporation
     35,000      8.50%, 1998                            36,926
               First Union Corp.
     35,000      6.75%, 1998                            35,657
               First USA Bank of Delaware
    100,000      5.35%, 1996                            99,737
               Mellon Financial Co.
     35,000      6.50%, 1997                            35,562
               Security Pacific Corp.
     35,000      7.75%, 1996                            35,657
               Shawmut National Corp.
    100,000      8.875%, 1996                          100,690
                                                   ------------
                                                       659,925
                                                   ------------
              CHEMICALS (1.6%)
               Crain Industries, Inc.
     75,000     13.50%, 2005                            76,125
               G-I Holdings
    175,000      0.00%, 1998                           135,625
               Harris Chemical North America,
                Inc.
    100,000      0.00%, 2001                            95,000
               IMC Global, Inc.
     90,000      6.25%, 2001                           113,400
               LaRoche Industries, Inc.
    100,000     13.00%, 2004                           106,250
               Lyondell Petrochemical Co.
     75,000      8.25%, 1997                            76,935

   The accompanying notes are an integral part of these financial statements. 10

  PRINCIPAL                                           MARKET
   AMOUNT                  SECURITY                   VALUE
               NL Industries, Inc.
 $  100,000      0.00%, 2005                       $    76,750
                                                   ------------
                                                       680,085
                                                   ------------
              CONGLOMERATES (.2%)
               Alpine Group, Inc.
     75,000     12.25%, 2003                            73,500
                                                   ------------
              DRUGS & COSMETICS (.8%)
               Revlon Consumer Products Corp.
    100,000      9.375%, 2001                          101,250
               Revlon Worldwide Corp.
     50,000      0.00%, 1998                            37,125
               Roche Holdings Inc.
    200,000      2.75%, 2000                           178,000
                                                   ------------
                                                       316,375
                                                   ------------
              FINANCIAL SERVICES (1.2%)
               American General Finance Corp.
     45,000      8.50%, 1998                            48,106
               Associates Corp. of North America
     45,000      7.40%, 1999                            47,422
               Chrysler Financial Corp.
     80,000      6.65%, 1997                            80,955
               Countrywide Funding Corp.
     45,000      6.57%, 1997                            45,640
               General Motors Acceptance Corp.
    200,000      5.65%, 1997                           200,270
               Merrill Lynch & Co., Inc.
     55,000      8.25%, 1996                            56,000
               Norwest Financial, Inc.
     35,000      6.50%, 1997                            35,568
                                                   ------------
                                                       513,961
                                                   ------------
              FOOD & BEVERAGES (.3%)
               Grand Metropolitan Investment
                Corp.
     35,000      8.125%, 1996                           35,496
               Nabisco Brands Inc.
     35,000      8.00%, 2000                            37,201
               Seagram Company Ltd.
     45,000      9.75%, 2000                            45,625
                                                   ------------
                                                       118,322
                                                   ------------
              HEALTH SERVICES & HOSPITAL
               SUPPLIES (.2%)
               Integrated Health Services, Inc.
    100,000      9.625%, 2002                          102,000
                                                   ------------
              IRON & STEEL (.7%)
               Geneva Steel Co.
     50,000      9.50%, 2004                            39,000
               Republic Engineered Steels, Inc.
     50,000      9.875%, 2001                           45,000
  PRINCIPAL                                           MARKET
   AMOUNT                  SECURITY                   VALUE
               WCI Steel, Inc.
 $  100,000     10.50%, 2002                       $    97,250
               Wierton Steel Corp.
    100,000     10.75%, 2005                            94,250
                                                   ------------
                                                       275,500
                                                   ------------
              LEASING (.4%)
               GPA Delaware, Inc.
    125,000      8.75%, 1998                           117,500
               Penske Truck Leasing Co.
     35,000      7.75%, 1999                            36,553
                                                   ------------
                                                       154,053
                                                   ------------
              LEISURE & ENTERTAINMENT (4.1%)
               Adelphia Communications Corp.
     50,000     12.50%, 2002                            49,000
               Australis Media Ltd.
    150,000      0.00%, 2003                           108,375
               Ballys Park Place Funding
    100,000      9.25%, 2004                           101,750
               Bell Cablemedia PLC
    150,000      0.00%, 2004                           105,750
               Casino America, Inc.
     75,000     11.50%, 2001                            69,375
               Comcast Corp.
    100,000      9.375%, 2005                          105,750
               Comcast UK Cable Partners Ltd.
    125,000      0.00%, 2007                            73,125
               Continental Cablevision, Inc.
    100,000      9.50%, 2013                           107,500
               Greate Bay Property Funding
     50,000     10.875%, 2004                           43,875
               GNF Corp.
    100,000     10.625%, 2003                           93,250
               Helicon Group Ltd.
     50,000      9.00%, 2003                            48,250
               New World Communications Corp.
    200,000      0.00%, 1999                           138,000
               Rio Hotel & Casino, Inc.
    100,000     10.625%, 2005                          101,594
               Santa Fe Hotel
     91,000     11.00%, 2000                            57,330
               Selmer Company, Inc.
    100,000     11.00%, 2005                            98,500
               Sinclair Broadcast Group, Inc.
    100,000     10.00%, 2005                           102,000
               Trump Plaza Funding
    100,000     10.875%, 2001                          103,500
               Trump Taj Mahal
    125,000      0.00%, 1999                           120,625

  PRINCIPAL                                           MARKET
   AMOUNT                  SECURITY                   VALUE
               United International Holdings,
                Inc.
 $  150,000      0.00%, 1999                       $    89,750
                                                   ------------
                                                     1,717,299
                                                   ------------
              MACHINERY & EQUIPMENT (.2%)
               Specialty Equipment Companies,
                Inc.
    100,000     11.375%, 2003                          101,500
                                                   ------------
              MANUFACTURING (1.5%)
               American Standard, Inc.
    100,000      0.00%, 2005                            85,750
               Day International Group, Inc.
    100,000     11.125%, 2005                          102,250
               Figgie International, Inc.
    100,000      9.875%, 1999                          100,000
               Huntsman Corp.
    100,000     10.625%, 2001                          111,600
               Interlake Corp.
    100,000     12.125%, 2002                           95,000
               International Wire Group, Inc.
    100,000     11.75%, 2005                            95,500
               Jordan Industries, Inc.
     50,000     10.375%, 2003                           44,500
                                                   ------------
                                                       634,600
                                                   ------------
              OIL & GAS (.5%)
               Coastal Corp.
     35,000      8.75%, 1999                            37,766
               Maxus Energy Corp.
    100,000      9.875%, 2002                          100,500
               Mesa Capital CP
    100,000      0.00%, 1998                            88,500
                                                   ------------
                                                       226,766
                                                   ------------
              PAPER & FOREST PRODUCTS (1.6%)
               Crown Packaging Holdings Ltd.
    200,000      0.00%, 2003                            89,000
               Doman Industries Ltd.
    100,000      8.75%, 2004                            94,750
               Fort Howard Corp.
     75,000      9.00%, 2006                            73,500
               Gaylord Container Corp.
    100,000      0.00%, 2005                            98,500
               Georgia-Pacific Corp.
     45,000      9.85%, 1997                            47,444
               Indah Kiat Pulp & Paper Corp.
    100,000     11.875%, 2002                          101,000
               Malette, Inc.
    100,000     12.25%, 2004                           112,000
               Stone Container Corp.
     50,000      9.875%, 2001                           48,625
                                                   ------------
                                                       664,819
                                                   ------------
              PRINTING & PUBLISHING (.2%)
               Marvel III Holdings Inc.
     50,000      9.125%, 1998                           46,000
  PRINCIPAL                                           MARKET
   AMOUNT                  SECURITY                   VALUE
               Reed Publishing USA Inc.
 $   35,000      7.24%, 1997                       $    35,645
                                                   ------------
                                                        81,645
                                                   ------------
              RETAIL TRADE (1.9%)
               Cole National Corp.
     50,000     11.25%, 2001                            50,125
               Dairy Mart Convenience Stores,
                Inc.
    100,000     10.25%, 2004                            84,500
               Duane Reade Corp.
    100,000     12.00%, 2002                            95,500
               Farm Fresh, Inc.
    100,000     12.25%, 2000                            84,500
               Hills Stores Co.
    100,000     10.25%, 2003                            87,000
               Pathmark Stores, Inc.
    200,000      0.00%, 2003                           122,500
               Ralph's Grocery Co.
    100,000     11.00%, 2005                            99,000
               Sears, Roebuck & Co.
     45,000      9.44%, 1996                            45,380
     45,000   8.39%, 1999                               48,445
               Waban, Inc.
    100,000     11.00%, 2004                           102,500
                                                   ------------
                                                       819,450
                                                   ------------
              SAVINGS & LOAN (.1%)
               Golden West Financial Corp.
     35,000      8.625%, 1998                           37,368
                                                   ------------
              TECHNOLOGY (.3%)
               Monarch Acquisition
     50,000     12.50%, 2003                            53,000
               Storage Technology Corp.
     75,000      7.00%, 2008                            83,625
                                                   ------------
                                                       136,625
                                                   ------------
              TELECOMMUNICATIONS (1.5%)
               Centennial Cellular Corp.
    100,000     10.125%, 2005                          105,250
               Intermedia Communications of
                Florida, Inc.
    100,000     13.50%, 2005                           111,500
               MFS Communications Company, Inc.
    150,000      0.00%, 2004                           121,125
               Nextel Communications, Inc.
    200,000      0.00%, 2004                           108,500
               Paging Network Inc.
    100,000     10.125%, 2007                          108,250
               Tele-Communications, Inc.
     70,000      5.28%, 1996                            69,721
                                                   ------------
                                                       624,346
                                                   ------------
              TELEPHONE UTILITIES (.2%)
               GTE Corp.
     45,000      8.85%, 1998                            47,977

   The accompanying notes are an integral part of these financial statements. 12

  PRINCIPAL                                           MARKET
   AMOUNT                  SECURITY                   VALUE
               MCI Communications Corp.
 $   45,000      7.625, 1996                       $    45,717
                                                   ------------
                                                        93,694
                                                   ------------
              TOBACCO (.2%)
               B.A.T. Capital Corp.
     45,000      6.66%, 2000                            46,039
               Philip Morris Companies Inc.
     45,000      8.75%, 1996                            46,237
                                                   ------------
                                                        92,276
                                                   ------------
              TRANSPORTATION (.2%)
               Federal Express Corp.
    100,000      6.25%, 1998                           100,825
                                                   ------------
              TOTAL CORPORATE BONDS
               (COST $8,376,572)                     8,439,256
                                                   ------------

              U.S. GOVERNMENT & AGENCY
               LONG-TERM OBLIGATIONS
               (17.2% OF NET ASSETS)
               U.S. Treasury Bond
    920,000      8.125%, 2019                        1,156,752
               U.S. Treasury Notes
    785,000      7.375%, 1997                          814,681
  1,700,000   5.125%, 1998                           1,696,998
  1,215,000   6.75%, 1999                            1,270,428
    230,000   7.75%, 1999                              249,587
    880,000   7.50%, 2001                              969,241
    995,000   7.25%, 2004                            1,106,470
                                                   ------------
              TOTAL U.S. GOVERNMENT & AGENCY
               LONG-TERM OBLIGATIONS
               (COST $6,887,101)                     7,264,157
                                                   ------------

              FOREIGN GOVERNMENT BONDS
               (.5% OF NET ASSETS)
               Province of Ontario
    200,000     8.25%, 1996 (COST $203,558)            201,324
                                                   ------------
              FOREIGN CURRENCY
               (.1% OF NET ASSETS)
        617    Australian Dollar                           459
      3,251    British Pound Sterling                    5,050
        913    Canadian Dollar                             669
     12,978    Deutsche Mark                             9,047
      9,594    Finnish Markka                            2,206
     16,385    French Franc                              3,346
     21,738    Hong Kong Dollar                          2,811
  1,780,001    Indonesian Rupiah                           778
  1,486,491    Italian Lira                                936
    357,668    Japanese Yen                              3,464
        462    Malaysian Ringgit                           182
      4,780    Netherlands Guilder                       2,979
      6,800    Norwegian Krone                           1,074
  PRINCIPAL                                           MARKET
   AMOUNT                  SECURITY                   VALUE
 $  365,395    Spanish Peseta                      $     3,012
     10,923    Swedish Krona                             1,645
      3,456    Swiss Franc                               2,996
     18,720    Thailand Baht                               743
                                                   ------------
              TOTAL FOREIGN CURRENCY
               (COST $41,286)                           41,397
                                                   ------------

              REPURCHASE AGREEMENTS
               (6.7% OF NET ASSETS)
               State Street Bank & Trust Co.
                 4.75%, due 1/2/96 (COST
  2,844,000     $2,844,000)                          2,844,000
                                                   ------------
              TOTAL INVESTMENTS
               (COST $38,500,754)                  $42,008,714
                                                   ------------
                                                   ------------

LIFESPAN CAPITAL APPRECIATION ACCOUNT

  NUMBER OF                                           MARKET
   SHARES                  SECURITY                   VALUE
              COMMON STOCKS
               (58.7% OF NET ASSETS)
              AEROSPACE (2.6%)
      4,300    General Dynamics Corp.              $   254,237
      2,900    Lockheed Martin Corp.                   229,100
      4,000    Loral Corp.                             141,500
      1,300    McDonnell Douglas Corp.                 119,600
      3,400    Rockwell International Corp.            179,775
                                                   ------------
                                                       924,212
                                                   ------------
              AIRLINES (.6%)
        800    AMR Corp.                                59,400
        700    Delta Air Lines, Inc.                    51,712
      1,700    Northwest Airlines Corp.                 86,700
                                                   ------------
                                                       197,812
                                                   ------------
              APPAREL & TEXTILES (1.3%)
      3,200    Nautica Enterprises, Inc.               140,000
      2,300    St. John Knits, Inc.                    122,187
      4,400    Tommy Hilfiger Corp.                    186,450
                                                   ------------
                                                       448,637
                                                   ------------
              AUTO & AUTO RELATED (.3%)
      3,500    Discount Auto Parts, Inc.               108,938
                                                   ------------
              BANKING (3.8%)
      5,900    Bank of Boston Corp.                    272,875
      3,500    Bankers Trust New York Corp.            232,750
      3,800    Chase Manhattan Corp.                   230,375
      3,500    Morgan (J.P.) & Company, Inc.           280,875
      7,200    PNC Bank Corp.                          232,200

  NUMBER OF                                           MARKET
   SHARES                  SECURITY                   VALUE
        300    Wells Fargo & Co.                   $    64,800
                                                   ------------
                                                     1,313,875
                                                   ------------
              BUILDING MATERIALS &
               CONSTRUCTION (.2%)
      2,800    USG Corp.                                84,000
                                                   ------------
              BUSINESS EQUIPMENT & SERVICES (.6%)
      1,400    Medic Computer Systems, Inc.             84,700
      5,500    New England Business Service, Inc.      120,312
                                                   ------------
                                                       205,012
                                                   ------------
              CHEMICALS (2.4%)
        700    Cabot Corp.                              37,712
      1,100    FMC Corp.                                74,388
      3,000    Goodrich (B.F.) Co.                     204,375
      1,400    Grace (W.R.) & Co.                       82,775
      3,000    IMC Global, Inc.                        122,625
      1,600    Monsanto Co.                            196,000
               Potash Corporation of Saskatchewan
      1,600     Inc.                                   113,400
                                                   ------------
                                                       831,275
                                                   ------------
              COMMERCIAL SERVICES (2.1%)
      4,000    Accustaff, Inc.                         176,000
      1,900    Alternative Resources Corp.              57,475
               Cambridge Technology Partners,
      2,700     Inc.                                   155,250
      6,500    Corrections Corporation of America      241,312
      3,000    Quintiles Transnational Corp.           123,000
                                                   ------------
                                                       753,037
                                                   ------------
              COMPUTER BUSINESS EQUIPMENT &
               SERVICES (5.6%)
      4,200    Acxiom Corporation                      114,975
      2,200    ALANTEC Corp.                           128,150
      6,000    Cognex Corp.                            208,500
      3,600    Comverse Technology, Inc.                72,000
      2,900    Davidson and Associates, Inc.            63,800
      4,200    Epic Design Technology, Inc.             88,200
      3,400    Global Village Communication             65,875
      4,400    Hyperion Software Corp.                  93,500
      2,000    Inso Corp.                               85,000
      3,950    McAfee Associates, Inc.                 173,306
      2,600    Microcom, Inc.                           67,600
      2,300    National Data Corp.                      56,925
      3,300    NetManage, Inc.                          76,725
      1,700    Optical Data Systems, Inc.               42,925
               Project Software & Development,
      3,200     Inc.                                   111,600
      3,800    Rational Software Corp.                  85,025
      1,400    Remedy Corp.                             82,950
      1,300    Shiva Corp.                              94,575
      2,600    StorMedia, Inc.                          94,900
  NUMBER OF                                           MARKET
   SHARES                  SECURITY                   VALUE
      4,600    Zebra Technologies Corp.            $   156,400
                                                   ------------
                                                     1,962,931
                                                   ------------
              CONGLOMERATES (1.1%)
      8,200    Hanson PLC (ADR)                        125,050
         43    Jardine Matheson Holdings Ltd.              295
      2,000    Textron, Inc.                           135,000
      3,200    Tyco International Ltd.                 114,000
                                                   ------------
                                                       374,345
                                                   ------------
              DRUGS & COSMETICS (1.2%)
      2,000    American Home Products Corp.            194,000
      2,100    Bristol-Myers Squibb Co.                180,337
        762    Watson Pharmaceuticals, Inc.             37,338
                                                   ------------
                                                       411,675
                                                   ------------
              ELECTRIC UTILITIES (3.9%)
      9,000    Entergy Corp.                           263,250
      5,600    FPL Group, Inc.                         259,700
      6,200    Illinova Corp.                          186,000
      5,600    Kansas City Power & Light Co.           146,300
      1,700    Texas Utilities Co.                      69,912
      9,200    Unicom Corp.                            301,300
      3,900    Western Resources, Inc.                 130,162
                                                   ------------
                                                     1,356,624
                                                   ------------
              ELECTRICAL & ELECTRONIC
               EQUIPMENT (2.9%)
      5,600    Actel Corp.                              60,200
      3,300    Allen Group, Inc.                        73,837
      2,900    Burr-Brown Corp.                         73,950
      1,700    Cable Design Technologies                74,800
      1,900    Cidco, Inc.                              48,450
      1,400    Conner Peripherals, Inc.                 29,400
      2,750    Credence Systems Corp.                   62,906
      4,100    GaSonics International                   55,350
      1,900    Input/Output, Inc.                      109,725
      4,600    Kemet Corp.                             109,825
      5,300    S3, Inc.                                 93,412
      2,200    Sanmina Corp.                           114,125
      3,600    Ultratech Stepper, Inc.                  92,700
                                                   ------------
                                                       998,680
                                                   ------------
              ENVIRONMENTAL CONTROL (.8%)
      4,700    Tetra Tech, Inc.                        106,925
      4,400    United Waste Systems, Inc.              163,900
                                                   ------------
                                                       270,825
                                                   ------------
              FINANCIAL SERVICES (.2%)
      4,800    Amresco, Inc.                            61,200
                                                   ------------
              FOOD & BEVERAGES (.2%)
      1,600    Dole Food Company, Inc.                  56,000
                                                   ------------
              HEALTH SERVICES & HOSPITAL
               SUPPLIES (3.9%)
      3,400    Baxter International Inc.               142,375

   The accompanying notes are an integral part of these financial statements. 14

  NUMBER OF                                           MARKET
   SHARES                  SECURITY                   VALUE
      2,100    Columbia Healthcare Corp.           $   106,575
      2,000    Express Scripts, Inc.                   102,000
      3,800    Gulf South Medical Supply, Inc.         114,950
      2,900    Idexx Laboratories, Inc.                136,300
      2,500    MedPartners, Inc.                        82,500
      3,000    Omnicare, Inc.                          134,250
      3,100    OrNda Healthcorp                         72,075
      2,900    PhyCor, Inc.                            146,631
      2,600    Physician Reliance Network, Inc.        103,350
      7,400    Physician Sales & Service, Inc.         210,900
                                                   ------------
                                                     1,351,906
                                                   ------------
              INSURANCE (3.7%)
      4,000    Aetna Life & Casualty Co.               277,000
      2,639    Allstate Corp.                          108,529
      1,900    CIGNA Corp.                             196,175
      2,400    Compdent Corp.                           99,600
               Hartford Steam Boiler Inspection &
      3,000     Insurance Co.                          150,000
      1,100    Healthsource, Inc.                       39,600
      3,400    St. Paul Companies Inc.                 189,125
      2,300    TIG Holdings, Inc.                       65,550
      2,800    Travelers Group                         176,050
                                                   ------------
                                                     1,301,629
                                                   ------------
              IRON & STEEL (1.1%)
      3,400    Carpenter Technology Corp.              139,825
     27,300    UNR Industries Inc.                     235,463
                                                   ------------
                                                       375,288
                                                   ------------
              LEASING (.2%)
      3,100    Oxford Resources Corp.                   69,750
                                                   ------------
              LEISURE & ENTERTAINMENT (1.0%)
      3,200    Clear Channel Communications, Inc.      141,200
      1,900    Mattel, Inc.                             58,425
      4,950    Regal Cinemas, Inc.                     147,263
                                                   ------------
                                                       346,888
                                                   ------------
              LODGING & RESTAURANTS (.5%)
      3,700    Boston Chicken, Inc.                    118,862
      1,600    Papa John's International, Inc.          65,900
                                                   ------------
                                                       184,762
                                                   ------------
              MACHINERY & EQUIPMENT (1.0%)
      2,300    Case Corp.                              105,225
      5,200    Electroglas, Inc.                       127,400
        800    Harnischfeger Industries, Inc.           26,600
      2,200    Mark IV Industries, Inc.                 43,450
      1,800    Parker-Hannifin Corp.                    61,650
                                                   ------------
                                                       364,325
                                                   ------------
              MANUFACTURING (1.5%)
      2,100    AGCO Corp.                              107,100
      1,900    Black & Decker Corp.                     66,975
      3,800    Blyth Industries, Inc.                  112,100
      3,800    FSI International, Inc.                  76,950
  NUMBER OF                                           MARKET
   SHARES                  SECURITY                   VALUE
      2,300    Helix Technology Corp.              $    90,850
      2,300    Integrated Process Equipment Corp.       54,050
                                                   ------------
                                                       508,025
                                                   ------------
              MISCELLANEOUS (.3%)
      2,300    Premark International, Inc.             116,437
                                                   ------------
              OFFICE EQUIPMENT (.5%)
      3,900    US Office Products Co.                   88,725
        700    Xerox Corp.                              95,900
                                                   ------------
                                                       184,625
                                                   ------------
              OIL & GAS (4.5%)
      2,300    Amoco Corp.                             165,313
      4,600    Chevron Corp.                           241,500
      1,800    Exxon Corp.                             144,225
      2,200    Mobil Corp.                             246,400
     11,800    Panhandle Eastern Corp.                 328,925
      2,150    Repsol SA (ADR)                          70,681
      1,600    Royal Dutch Petroleum Co.               225,800
      4,300    Ultramar Corp.                          110,725
      1,800    YPF Sociedad Anonima (ADR)               38,925
                                                   ------------
                                                     1,572,494
                                                   ------------
              PAPER & FOREST PRODUCTS (.3%)
      1,248    Kimberly-Clark Corp.                    103,272
                                                   ------------
              PRINTING & PUBLISHING (.4%)
      2,800    Gartner Group, Inc.                     134,050
                                                   ------------
              REAL ESTATE (1.0%)
      5,100    Camden Property Trust                   121,763
        533    Castle & Cooke Inc.                       8,933
      6,800    Health & Retirement Property Trust      110,500
      3,100    Meditrust Corp.                         108,113
                                                   ------------
                                                       349,309
                                                   ------------
              RETAIL TRADE (2.3%)
      2,200    CDW Computer Centers, Inc.               89,100
      3,600    Corporate Express, Inc.                 108,450
      2,000    Eckerd Corp.                             89,250
      1,500    General Nutrition Companies, Inc.        34,500
      2,700    Kroger Co.                              101,250
      1,700    MSC Industrial Direct Co., Inc.          46,750
      5,000    Sears, Roebuck & Co.                    195,000
      2,400    Service Merchandise Co., Inc.            12,000
      3,900    Sunglass Hut International, Inc.         92,625
      2,500    Waban Inc.                               46,875
                                                   ------------
                                                       815,800
                                                   ------------
              SAVINGS & LOAN (.4%)
      5,300    Ahmanson (H.F.) & Co.                   140,450
                                                   ------------
              TECHNOLOGY (1.6%)
      1,800    Compaq Computer Corp.                    86,400
      4,200    Electronics for Imaging, Inc.           183,750
      1,400    Seagate Technology, Inc.                 66,500
      2,500    Storage Technology Corp.                 59,688

  NUMBER OF                                           MARKET
   SHARES                  SECURITY                   VALUE
      2,500    Stratus Computer, Inc.              $    86,563
      2,000    Sun Microsystems, Inc.                   91,250
                                                   ------------
                                                       574,151
                                                   ------------
              TELCOMMUNICATIONS (1.3%)
      3,700    Aspect Telecommunications Corp.         123,950
               Coherent Communications Systems
      3,900     Corp.                                   75,075
      2,600    DSP Communications, Inc.                113,425
      3,720    Ericsson LM Tel. Co. (ADR)               72,540
      3,700    LCI International, Inc.                  75,850
                                                   ------------
                                                       460,840
                                                   ------------
              TELEPHONE UTILITIES (2.5%)
      4,500    Ameritech Corp.                         265,500
      5,800    GTE Corp.                               255,200
               Intermedia Communications of
         50     Florida, Inc.                              500
      5,300    NYNEX Corp.                             286,200
      3,900    VTEL Corp.                               72,150
                                                   ------------
                                                       879,550
                                                   ------------
              TRANSPORTATION (.9%)
      4,900    Atlas Air, Inc.                          82,075
      3,200    Fritz Companies, Inc.                   132,800
      1,400    Wisconsin Central Transportation         92,050
                                                   ------------
                                                       306,925
                                                   ------------
              TOTAL COMMON STOCKS
               (COST $17,361,336)                   20,499,554
                                                   ------------
              FOREIGN COMMON STOCKS
               (15.6% OF NET ASSETS)
              AUTO & AUTO RELATED (.6%)
      1,100    Autoliv AB (Sweden)                      64,280
      2,000    Bridgestone Corp. (Japan)                31,768
      1,120    Michelin CGDE (France)                   44,667
      4,000    Shinmaywa Industries Ltd. (Japan)        33,007
        806    Valeo SA (France)                        37,329
                                                   ------------
                                                       211,051
                                                   ------------
              BANKING (1.3%)
        430    Banco Popular Espanol (Spain)            79,300
      1,600    Banco Santander SA (Spain)               80,330
               Bangkok Bank Company Ltd.
      4,500     (Thailand)                              54,665
      1,100    Deutsche Bank AG (Germany)               52,121
      2,400    HSBC Holdings PLC (Hong Kong)            36,314
      7,000    Malayan Banking Berhad (Malaysia)        58,983
        240    Societe Generale Paris (France)          29,651
      5,000    Thai Farmers Bank Ltd. (Thailand)        50,417
                                                   ------------
                                                       441,781
                                                   ------------
              BUILDING MATERIALS &
               CONSTRUCTION (.3%)
               Autopistas Concesionaria Espanola
      4,000     SA (Spain)                              45,507
  NUMBER OF                                           MARKET
   SHARES                  SECURITY                   VALUE
        290    Compagnie de Saint-Gobain (France)  $    31,623
               PT Indocement Tunggal Prakar
      8,000     (Indonesia)                             31,489
                                                   ------------
                                                       108,619
                                                   ------------
              CHEMICALS (.2%)
        240    Akzo Nobel (Netherlands)                 27,758
      4,000    Sekisui Chemical Co. (Japan)             58,886
                                                   ------------
                                                        86,644
                                                   ------------
              COMPUTER BUSINESS EQUIPMENT &
               SERVICES (.4%)
      9,000    Fujitsu Ltd. (Japan)                    100,242
        700    Getronics NV (Netherlands)               32,716
                                                   ------------
                                                       132,958
                                                   ------------
              CONGLOMERATES (.9%)
      2,307    Canadian Pacific Ltd. (Canada)           42,018
     50,000    First Pacific Co. (Hong Kong)            55,609
     11,000    Hutchison Whampoa Ltd. (Hong Kong)       67,003
        210    Mannesmann AG (Germany)                  66,857
     26,000    Renong Berhad (Malaysia)                 38,493
        130    Viag AG (Germany)                        52,109
                                                   ------------
                                                       322,089
                                                   ------------
              DRUGS & COSMETICS (1.9%)
      1,900    Astra AB (Sweden)                        75,832
        105    Ciba-Geigy AG (Switzerland)              92,393
      7,500    PT Kalbe Farma (Indonesia)               25,421
        105    Sandoz AG (Switzerland)                  96,125
      1,075    Schering AG (Germany)                    71,215
               SmithKline Beecham (United
      8,594     Kingdom)                                94,762
               SmithKline Bch/Bec Units (United
      5,552     Kingdom)                                60,530
      4,000    Takeda Chemical Industries (Japan)       65,860
      4,250    Zeneca Group PLC (United Kingdom)        82,208
                                                   ------------
                                                       664,346
                                                   ------------
              ELECTRIC UTILITIES (.3%)
      3,913    Powergen PLC (United Kingdom)            32,330
      2,130    VEBA AG (Germany)                        90,427
                                                   ------------
                                                       122,757
                                                   ------------
              ELECTRICAL & ELECTRONIC
               EQUIPMENT (1.6%)
               BBC AG Brown Boveri & Cie.
         70     (Switzerland)                           81,318
      6,000    Hitachi Ltd. (Japan)                     60,436
        600    Keyence Corp. (Japan)                    69,153
      1,000    Kyocera Corp. (Japan)                    74,286
               Matsushita Electric Industrial
      5,000     Co., Ltd. (Japan)                       81,356
      3,000    Matsushita Electric Works (Japan)        31,671

   The accompanying notes are an integral part of these financial statements. 16

  NUMBER OF                                           MARKET
   SHARES                  SECURITY                   VALUE
               Philips Electronics NV
      2,130     (Netherlands)                      $    76,986
     11,000    Toshiba Corp. (Japan)                    86,189
                                                   ------------
                                                       561,395
                                                   ------------
              FINANCIAL SERVICES (.6%)
        260    Compagnie Bancaire SA (France)           29,095
               International Nederlanden Groep NV
      1,101     (Netherlands)                           73,551
      5,000    Itochu Corporation (Japan)               33,656
      1,000    Nichiei Co., Ltd. (Japan)                74,576
                                                   ------------
                                                       210,878
                                                   ------------
              FOOD & BEVERAGES (.4%)
        580    Heineken NV (Netherlands)                95,463
         55    Nestle SA (Switzerland)                  60,841
                                                   ------------
                                                       156,304
                                                   ------------
              INSURANCE (1.0%)
      2,120    AEGON NV (Netherlands)                   93,799
      1,575    AXA (France)                            106,136
         27    Munich Reinsurance (Germany)             58,724
      1,500    Skandia Foersaekrings AB (Sweden)        40,552
               Union des Assurances Federales SA
        440     (France)                                52,563
                                                   ------------
                                                       351,774
                                                   ------------
              IRON & STEEL (.8%)
        450    Acerinox SA (Spain)                      45,519
      3,000    Hitachi Metals Ltd. (Japan)              37,482
      7,000    Kawasaki Steel (Japan)                   24,407
     13,000    Nisshin Steel Co., Ltd. (Japan)          52,504
      2,825    Outokumpu Oy (Finland)                   44,817
               Rio Tinto-Zinc Corp. PLC (United
      4,350     Kingdom)                                63,233
      9,000    Sumitomo Metal Industries (Japan)        27,283
                                                   ------------
                                                       295,245
                                                   ------------
              LEISURE & ENTERTAINMENT (.3%)
               Carlton Communications PLC (United
      3,600     Kingdom)                                53,980
               Television Broadcasts Ltd. (Hong
      9,000     Kong)                                   32,066
      1,400    Thorn EMI PLC (United Kingdom)           32,973
                                                   ------------
                                                       119,019
                                                   ------------
              MACHINERY & EQUIPMENT (.6%)
        900    Mabuchi Motor Co. (Japan)                55,961
               Mitsubishi Heavy Industries Ltd.
      7,000     (Japan)                                 55,797
      4,000    NSK Limited (Japan)                      29,056
        500    SMC Corp. (Japan)                        36,174
  NUMBER OF                                           MARKET
   SHARES                  SECURITY                   VALUE
      1,000    THK Company Ltd. (Japan)            $    28,475
                                                   ------------
                                                       205,463
                                                   ------------
              MANUFACTURING (.1%)
               Nippon Electric Glass Co., Ltd.
      1,000     (Japan)                                 18,983
                                                   ------------
              METALS & MINING (.1%)
               Broken Hill Proprietary Co., Ltd.
        386     (Australia)                              5,451
      7,400    Poseidon Gold Ltd. (Australia)           14,741
               Western Mining Corp. Holdings Ltd.
      2,600     (Australia)                             16,697
                                                   ------------
                                                        36,889
                                                   ------------
              MISCELLANEOUS (.3%)
               SGS Societe Generale de
                Surveillance Holdings SA
         33     (Switzerland)                           65,514
         60    Siemens AG (Germany)                     32,834
                                                   ------------
                                                        98,348
                                                   ------------
              OFFICE EQUIPMENT (.5%)
      6,000    Canon Inc. (Japan)                      108,668
      6,000    Ricoh Corp., Ltd. (Japan)                65,666
                                                   ------------
                                                       174,334
                                                   ------------
              OIL & GAS (1.3%)
     26,000    Ampolex Ltd. (Australia)                 56,816
      6,000    British Gas Corp. (United Kingdom)       23,668
               British Petroleum Co., Ltd.
      6,764     (United Kingdom)                        56,463
               Compagnie Francaise de Petroleum
      1,641     Total (France)                         110,752
               Hong Kong & China Gas Company Ltd.
     16,000     (Hong Kong)                             25,761
      1,250    Imperial Oil Ltd. (Canada)               44,970
      7,393    Lasmo PLC (United Kingdom)               19,978
      4,400    Saga Petroleum (Norway)                  58,698
               Societe Nationale Elf Aquitaine
        624     (France)                                45,975
                                                   ------------
                                                       443,081
                                                   ------------
              PAPER & FOREST PRODUCTS (.1%)
        800    Mo och Domsjo AB (Sweden)                34,098
                                                   ------------
              PRINTING & PUBLISHING (.3%)
      1,876    De la Rue PLC (United Kingdom)           18,967
      2,600    Elsevier NV (Netherlands)                34,673
        450    Wolters-Kluwer NV (Netherlands)          42,569
                                                   ------------
                                                        96,209
                                                   ------------
              RETAIL TRADE (.9%)
        140    Adidas AG (Germany)                       7,407
      4,000    Argyll Group PLC (United Kingdom)        21,121
        100    Carrefour Supermarche SA (France)        60,670
      1,000    Ito-Yokado Ltd. (Japan)                  61,598
      1,000    JUSCO Co. (Japan)                        26,053

  NUMBER OF                                           MARKET
   SHARES                  SECURITY                   VALUE
               LVMH Louis Vuitton Moet-Hennessy
        295     (France)                           $    61,446
      8,700    Next PLC (United Kingdom)                61,612
                                                   ------------
                                                       299,907
                                                   ------------
              TELECOMMUNICATIONS (.4%)
      1,300    Nokia AB (Finland)                       51,111
     22,500    Telecom Italia S.p.A (Italy)             34,994
               Telecom Italia Mobile S.p.A
     22,000     (Italy)                                 38,719
                                                   ------------
                                                       124,824
                                                   ------------
              TELEPHONE UTILITIES (.3%)
          8    DDI Corporation (Japan)                  61,985
      2,300    Telefonica de Espana (Spain)             31,855
                                                   ------------
                                                        93,840
                                                   ------------
              TOBACCO (.1%)
      4,500    PT HM Sampoerna (Indonesia)              46,840
                                                   ------------
              TOTAL FOREIGN COMMON STOCKS
               (COST $5,167,302)                     5,457,676
                                                   ------------

              CONVERTIBLE PREFERRED STOCKS
               (.3% OF NET ASSETS)
              MACHINERY & EQUIPMENT (.3%)
      1,200    Case Corp. (COST $114,800)              114,600
                                                   ------------

              FOREIGN PREFERRED STOCKS
               (1.0% OF NET ASSETS)
              AUTO & AUTO RELATED (.1%)
     16,000    Fiat S.p.A. (Italy)                      29,217
                                                   ------------
              COMPUTER BUSINESS EQUIPMENT &
               SERVICES (.2%)
        430    SAP AG (Germany)                         65,047
                                                   ------------
              CONGLOMERATES (.1%)
        200    RWE AG (Germany)                         55,769
                                                   ------------
              ELECTRIC UTILITIES (.2%)
  3,325,000    CEMIG (Brazil)                           73,547
                                                   ------------
              FINANCIAL SERVICES (.2%)
  6,651,983    Banco Bradesco SA (Brazil)               57,092
                                                   ------------
              TELECOMMUNICATIONS (.2%)
               Telecomunicacoes de Sao Paulo SA
    385,000     (Brazil)                                56,641
                                                   ------------
              TOTAL FOREIGN PREFERRED STOCKS
               (COST $317,918)                         337,313
                                                   ------------
  PRINCIPAL                                           MARKET
   AMOUNT                  SECURITY                   VALUE
              CORPORATE BONDS
               (9.8% OF NET ASSETS)
              APPAREL & TEXTILES (.1%)
               U.S. Leather, Inc.
 $   50,000     10.25%, 2003                       $    42,250
                                                   ------------
              AUTO & AUTO RELATED (.1%)
               Venture Holdings
     50,000      9.75%, 2004                            41,750
                                                   ------------
              CHEMICALS (1.1%)
               Crain Industries, Inc.
     25,000     13.50%, 2005                            25,375
               G-I Holdings
    100,000      0.00%, 1998                            77,500
               Harris Chemical North America,
                Inc.
     50,000      0.00%, 2001                            47,500
               IMC Global, Inc.
    100,000      6.25%, 2001                           126,000
               LaRoche Industries, Inc.
     25,000     13.00%, 2004                            26,562
               NL Industries, Inc.
    100,000      0.00%, 2005                            76,750
                                                   ------------
                                                       379,687
                                                   ------------
              CONGLOMERATES (.1%)
               Alpine Group, Inc.
     50,000     12.25%, 2003                            49,000
                                                   ------------
              DRUGS & COSMETICS (.3%)
               Revlon Consumer Products Corp.
     50,000      9.375%, 2001                           50,625
               Revlon Worldwide Corp.
     50,000      0.00%, 1998                            37,125
                                                   ------------
                                                        87,750
                                                   ------------
              HEALTH SERVICES & HOSPITAL
               SUPPLIES (.2%)
               Integrated Health Services, Inc.
     50,000      9.625%, 2002                           51,000
                                                   ------------
              IRON & STEEL (.4%)
               Geneva Steel Co.
     25,000      9.50%, 2004                            19,500
               Republic Engineered Steels, Inc.
     25,000      9.875%, 2001                           22,500
               WCI Steel, Inc.
     50,000     10.50%, 2002                            48,625
               Wierton Steel Corp.
     50,000     10.75%, 2005                            47,125
                                                   ------------
                                                       137,750
                                                   ------------
              LEASING (.2%)
               GPA Delaware, Inc.
     75,000      8.75%, 1998                            70,500
                                                   ------------
              LEISURE & ENTERTAINMENT (2.7%)
               Adelphia Communications Corp.
     25,000     12.50%, 2002                            24,500

   The accompanying notes are an integral part of these financial statements. 18

  PRINCIPAL                                           MARKET
   AMOUNT                  SECURITY                   VALUE
               Bally Park Place Funding
 $  100,000      9.25%, 2004                       $   101,750
               Bell Cablemedia PLC
     75,000      0.00%, 2004                            52,875
               Casino America, Inc.
     75,000     11.50%, 2001                            69,375
               Comcast Corp.
     50,000      9.375%, 2005                           52,875
               Comcast UK Cable Partners Ltd.
     50,000      0.00%, 2007                            29,250
               Continental Cablevision, Inc.
    100,000      9.50%, 2013                           107,500
               Greate Bay Property Funding
     25,000     10.875%, 2004                           21,937
               GNF Corp.
     50,000     10.625%, 2003                           46,625
               Helicon Group Ltd.
     50,000      9.00%, 2003                            48,250
               New World Communications Corp.
    125,000      0.00%, 1999                            86,250
               Santa Fe Hotel
     45,000     11.00%, 2000                            28,350
               Selmer Company, Inc.
     50,000     11.00%, 2005                            49,250
               Sinclair Broadcast Group, Inc.
     50,000     10.00%, 2005                            51,000
               Trump Plaza Funding
     50,000     10.875%, 2001                           51,750
               Trump Taj Mahal
     75,000      0.00%, 1999                            72,375
               United International Holdings,
                Inc.
    100,000      0.00%, 1999                            58,750
                                                   ------------
                                                       952,662
                                                   ------------
              MACHINERY & EQUIPMENT (.1%)
               Specialty Equipment Companies,
                Inc.
     50,000     11.375%, 2003                           50,750
                                                   ------------
              MANUFACTURING (.9%)
               American Standard, Inc.
     50,000      0.00%, 2005                            42,875
               Day International Group, Inc.
     50,000     11.125%, 2005                           51,125
               Figgie International, Inc.
     50,000      9.875%, 1999                           50,000
               Huntsman Corp.
     50,000     10.625%, 2001                           55,800
               Interlake Corp.
     50,000     12.125%, 2002                           47,500
  PRINCIPAL                                           MARKET
   AMOUNT                  SECURITY                   VALUE
               International Wire Group, Inc.
 $   50,000     11.75%, 2005                       $    47,750
               Jordan Industries, Inc.
     25,000     10.375%, 2003                           22,250
                                                   ------------
                                                       317,300
                                                   ------------
              OIL & GAS (.3%)
               Maxus Energy Corp.
     50,000      9.875%, 2002                           50,250
               Mesa Capital CP
     50,000      0.00%, 1998                            44,250
                                                   ------------
                                                        94,500
                                                   ------------
              PAPER & FOREST PRODUCTS (1.0%)
               Crown Packaging Holdings Ltd.
    100,000      0.00%, 2003                            44,500
               Doman Industries Ltd.
     50,000      8.75%, 2004                            47,375
               Gaylord Container Corp.
     50,000      0.00%, 2005                            49,250
               Indah Kiat Pulp & Paper Corp.
     50,000     11.875%, 2002                           50,500
               Malette, Inc.
     50,000     12.25%, 2004                            56,000
               Stone Consolidated Corp.
     50,000     10.25%, 2000                            53,500
               Stone Container Corp.
     50,000      9.875%, 2001                           48,625
                                                   ------------
                                                       349,750
                                                   ------------
              PRINTING & PUBLISHING (.1%)
               Marvel III Holdings Inc.
     25,000      9.125%, 1998                           23,000
                                                   ------------
              RETAIL TRADE (1.1%)
               Cole National Corp.
     50,000     11.25%, 2001                            50,125
               Dairy Mart Convenience Stores,
                Inc.
     50,000     10.25%, 2004                            42,250
               Duane Reade Corp.
     50,000     12.00%, 2002                            47,750
               Farm Fresh, Inc.
     50,000     12.25%, 2000                            42,250
               Hills Stores Co.
     50,000     10.25%, 2003                            43,500
               Pathmark Stores, Inc.
    100,000      0.00%, 2003                            61,250
               Ralph's Grocery Co.
     50,000     11.00%, 2005                            49,500

  PRINCIPAL                                           MARKET
   AMOUNT                  SECURITY                   VALUE
               Waban, Inc.
 $   50,000     11.00%, 2004                       $    51,250
                                                   ------------
                                                       387,875
                                                   ------------
              TECHNOLOGY (.3%)
               Storage Technology Corp.
     85,000      7.00%, 2008                            94,775
                                                   ------------
              TELECOMMUNICATIONS (.8%)
               Centennial Cellular Corp.
     50,000     10.125%, 2005                           52,625
               Intermedia Communications of
                Florida, Inc.
     50,000     13.50%, 2005                            55,750
               MFS Communications Company, Inc.
     75,000      0.00%, 2004                            60,563
               Nextel Communications, Inc.
    100,000      0.00%, 2004                            54,250
               Paging Network Inc.
     50,000     10.125%, 2007                           54,125
                                                   ------------
                                                       277,313
                                                   ------------
              TOTAL CORPORATE BONDS
               (COST $3,398,331)                     3,407,612
                                                   ------------
              U.S. GOVERNMENT & AGENCY
               LONG-TERM OBLIGATIONS
               (4.4% OF NET ASSETS)
               U.S. Treasury Bond
    230,000      8.125%, 2019                          289,188
               U.S. Treasury Notes
    400,000      5.125%, 1998                          399,312
    260,000      6.75%, 1999                           271,861
    220,000      7.50%, 2001                           242,310
    310,000      7.25%, 2004                           344,730
                                                   ------------
  PRINCIPAL                                           MARKET
   AMOUNT                  SECURITY                   VALUE
              TOTAL U.S. GOVERNMENT & AGENCY
               LONG-TERM OBLIGATIONS
               (COST $1,462,757)                   $ 1,547,401
                                                   ------------
              FOREIGN CURRENCY
               (.2% OF NET ASSETS)
 $      615    Australian Dollar                           457
      3,116    British Pound Sterling                    4,840
        922    Canadian Dollar                             675
      6,123    Deutsche Mark                             4,269
      9,592    Finnish Markka                            2,205
     16,522    French Franc                              3,374
     21,732    Hong Kong Dollar                          2,810
  1,780,001    Indonesian Rupiah                           778
  1,483,093    Italian Lira                                934
  2,317,103    Japanese Yen                             22,442
        462    Malaysian Ringgit                           182
      4,792    Netherlands Guilder                       2,986
      6,800    Norwegian Krone                           1,074
    340,879    Spanish Peseta                            2,810
     10,923    Swedish Krona                             1,645
      3,465    Swiss Franc                               3,004
     18,720    Thailand Baht                               743
                                                   ------------
              TOTAL FOREIGN CURRENCY
               (COST $55,275)                           55,228
                                                   ------------
              REPURCHASE AGREEMENTS
               (9.9% OF NET ASSETS)
               State Street Bank & Trust Co.
                 4.75%, due 1/2/96 (COST
  3,474,000     $3,474,000)                          3,474,000
                                                   ------------
              TOTAL INVESTMENTS
               (COST $31,351,719)                  $34,893,384
                                                   ------------
                                                   ------------

NOTES TO SCHEDULE OF INVESTMENTS December 31, 1995

                                                                                          A C C O U N T S
1. Aggregate gross unrealized appreciation (depreciation) as of December
   31, 1995, based on cost for Federal income tax purposes, was as          DIVERSIFIED                       CAPITAL
   follows:                                                                     INCOME        BALANCED      APPRECIATION
    Aggregate gross unrealized appreciation                                  $1,550,341      $4,146,511     $  4,178,080
    Aggregate gross unrealized depreciation                                    (138,231)       (638,551)        (636,415)
                                                                           --------------  --------------  --------------
    Net unrealized appreciation (excluding foreign currency forward
     contracts)                                                              $1,412,110      $3,507,960     $  3,541,665
                                                                           --------------  --------------  --------------
                                                                           --------------  --------------  --------------
2. The aggregate cost of investments for Federal income tax purposes was:    $23,032,521     $38,500,754    $ 31,351,719
                                                                           --------------  --------------  --------------
                                                                           --------------  --------------  --------------
3. Purchases and sales of securities (excluding short-term securities)
   for the period from May 1, 1995 (Inception) to December 31, 1995 are summarized as follows:

    Purchases                                                                $27,906,183     $52,651,841    $ 40,091,919
    Sales                                                                    $6,488,016      $18,085,046    $ 13,099,789

   The accompanying notes are an integral part of these financial statements. 20

 STATEMENT OF NET ASSETS                                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
                                                          December 31, 1995

                                                                                 L I F E S P A N  A C C O U N T S
                                                                            DIVERSIFIED                     CAPITAL
                                                                               INCOME        BALANCED     APPRECIATION
  ASSETS
    Investments:
      Bonds, at market value
        (Cost $16,926,593, $15,467,231, $4,861,088)                         $17,567,294    $15,904,737    $ 4,955,013
      Common stocks, at market value
        (Cost $4,633,928, $19,743,159, $22,528,638)                           5,405,737     22,793,918     25,957,230
      Preferred stocks, at market value
        (Cost $115,000, $405,078, $432,718)                                     114,600        424,662        451,913
      Foreign currency, at market value
        (Cost $41,286, $55,275)                                                      --         41,397         55,228
      Short-term securities                                                   1,357,000      2,844,000      3,474,000
                                                                            ------------   ------------   ------------
                                                                             24,444,631     42,008,714     34,893,384
    Cash                                                                         43,601         63,154          7,499
    Investment income receivable                                                355,796        349,287        130,387
    Receivable from securities sold                                               1,621         13,698         17,040
    Receivable from Fund shares sold                                                 --         34,387         33,446
    Foreign currency market receivable from forward contracts                        --         48,548         48,696
    Foreign tax receivable                                                           --          4,814          4,830
                                                                            ------------   ------------   ------------
    Total Assets                                                             24,845,649     42,522,602     35,135,282
                                                                            ------------   ------------   ------------
  LIABILITIES
    Accrued expenses payable                                                     33,434         58,385         44,108
    Payable for securities purchased                                                680        132,460        162,649
    Payable for Fund shares redeemed                                                 --         30,065             --
                                                                            ------------   ------------   ------------
    Total Liabilities                                                            34,114        220,910        206,757
                                                                            ------------   ------------   ------------
  NET ASSETS                                                                $24,811,535    $42,301,692    $34,928,525
                                                                            ------------   ------------   ------------
                                                                            ------------   ------------   ------------
  OUTSTANDING SHARES -- CLASS A                                               2,300,898      3,787,271      3,018,681
                                                                            ------------   ------------   ------------
                                                                            ------------   ------------   ------------
  OUTSTANDING SHARES -- CLASS B                                                  17,888         39,478         48,894
                                                                            ------------   ------------   ------------
                                                                            ------------   ------------   ------------
  NET ASSET VALUE PER SHARE -- CLASS A                                           $10.70         $11.05         $11.39
  NET ASSET VALUE PER SHARE -- CLASS B                                           $10.74         $11.16         $11.47
  NET ASSETS CONSIST OF:
    Capital (par value and paid-in surplus)                                 $23,327,617    $38,679,189    $31,288,972
    Undistributed (distribution in excess of) net investment income              12,342        (24,131)       (29,003)
    Accumulated undistributed net realized gain                                  59,466         90,126         78,195
    Net unrealized appreciation                                               1,412,110      3,556,508      3,590,361
                                                                            ------------   ------------   ------------
  NET ASSETS                                                                $24,811,535    $42,301,692    $34,928,525
                                                                            ------------   ------------   ------------
                                                                            ------------   ------------   ------------

21 The accompanying notes are an integral part of these financial statements.

 STATEMENT OF OPERATIONS                                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
                                                          For the period from May 1, 1995 (Inception) to
                                                          December 31, 1995

                                                                                    L I F E S P A N  A C C O U N T S
                                                                              DIVERSIFIED                         CAPITAL
                                                                                INCOME          BALANCED       APPRECIATION
  INVESTMENT INCOME
    Income:
      Interest                                                                 $ 847,638        $ 914,578        $ 408,733
      Dividends                                                                  168,991          345,473          345,890
                                                                            ---------------  ---------------  ---------------
    Total Income                                                               1,016,629        1,260,051          754,623
                                                                            ---------------  ---------------  ---------------

    Expenses:
      Investment advisory fees                                                   111,599          214,011          166,212
      Distribution fees -- Class A                                                37,134           62,792           48,745
      Distribution fees -- Class B                                                   264              608              563
      Custodian fees                                                              37,643           76,233           59,853
      Registration fees                                                           15,594           16,485           16,128
      Other                                                                       21,163           20,985           12,468
                                                                            ---------------  ---------------  ---------------
    Total Expenses                                                               223,397          391,114          303,969
                                                                            ---------------  ---------------  ---------------
  NET INVESTMENT INCOME                                                          793,232          868,937          450,654
                                                                            ---------------  ---------------  ---------------

  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain on investments                                             159,534          974,147          821,173
    Net realized loss on foreign currency                                             --          (50,377)         (51,022)
    Net unrealized appreciation on investments                                 1,412,110        3,507,960        3,541,665
    Net unrealized appreciation on foreign currency forward contracts                 --           48,548           48,696
                                                                            ---------------  ---------------  ---------------
  NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                              1,571,644        4,480,278        4,360,512
                                                                            ---------------  ---------------  ---------------

  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $2,364,876       $5,349,215       $4,811,166
                                                                            ---------------  ---------------  ---------------
                                                                            ---------------  ---------------  ---------------

   The accompanying notes are an integral part of these financial statements. 22

 STATEMENT OF CHANGES IN NET ASSETS                       CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
                                                          For the period from May 1, 1995 (Inception) to
                                                          December 31, 1995

                                                                                 L I F E S P A N  A C C O U N T S
                                                                            DIVERSIFIED                     CAPITAL
                                                                               INCOME        BALANCED     APPRECIATION
  INCREASE IN NET ASSETS

  FROM OPERATIONS:
    Net investment income                                                   $   793,232    $   868,937    $   450,654
    Net realized gain on investments                                            159,534        974,147        821,173
    Net realized loss on foreign currency                                            --        (50,377)       (51,022)
    Net unrealized appreciation                                               1,412,110      3,556,508      3,590,361
                                                                            ------------   ------------   ------------
    Net increase in net assets resulting from operations                      2,364,876      5,349,215      4,811,166
                                                                            ------------   ------------   ------------

  DIVIDENDS TO SHAREHOLDERS FROM:
    Net investment income -- Class A                                           (779,588)      (890,951)      (478,706)
    Net investment income -- Class B                                             (1,302)        (2,117)          (951)
    Net realized gain on investments -- Class A                                 (99,296)      (824,982)      (680,837)
    Net realized gain on investments -- Class B                                    (772)        (8,662)       (11,119)
                                                                            ------------   ------------   ------------
                                                                               (880,958)    (1,726,712)    (1,171,613)
                                                                            ------------   ------------   ------------

  FROM CAPITAL SHARE TRANSACTIONS:
    Net proceeds from sale of shares                                         22,467,129     37,008,896     30,465,127
    Net asset value of shares issued to shareholders from reinvestment of
     dividends                                                                  862,652      1,724,847      1,171,470
    Cost of shares reacquired                                                    (2,164)       (54,554)      (347,625)
                                                                            ------------   ------------   ------------
    Increase in net assets derived from capital share transactions           23,327,617     38,679,189     31,288,972
                                                                            ------------   ------------   ------------

  NET INCREASE IN NET ASSETS                                                 24,811,535     42,301,692     34,928,525

  NET ASSETS -- BEGINNING OF PERIOD                                                  --             --             --
                                                                            ------------   ------------   ------------

  NET ASSETS -- END OF PERIOD                                               $24,811,535    $42,301,692    $34,928,525
                                                                            ------------   ------------   ------------
                                                                            ------------   ------------   ------------

Undistributed (distribution in excess of) net investment income included
  in net assets at end of period                                                $12,342       $(24,131)      $(29,003)
Undistributed net realized gain on investments and foreign currency
  included in net assets at end of period                                       $59,466        $90,126        $78,195

23 The accompanying notes are an integral part of these financial statements.

 FINANCIAL HIGHLIGHTS                                     CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
                                                          For the period from May 1, 1995 (Inception) to
                                                          December 31, 1995 -- Class A
                                                          For the period from October 1, 1995 (Inception) to
                                                          December 31, 1995 -- Class B

Selected data for a share of capital stock outstanding throughout the period:

                                    NET REALIZED   DISTRIBUTIONS
 PERIOD                DIVIDENDS    & UNREALIZED     FROM NET      NET ASSET  NET ASSET
  ENDED      NET        FROM NET    GAIN (LOSS)      REALIZED      VALUE AT   VALUE AT
 DECEMBER INVESTMENT   INVESTMENT        ON           GAIN ON      BEGINNING     END
 31         INCOME       INCOME     INVESTMENTS     INVESTMENTS    OF PERIOD  OF PERIOD
 --------------------------------------------------------------------------------------
 LIFESPAN DIVERSIFIED INCOME ACCOUNT -- CLASS A
 1995(a)     $.37        $(.36)         $ .73          $(.04)        $10.00     $10.70
 LIFESPAN DIVERSIFIED INCOME ACCOUNT -- CLASS B
 1995(b)      .12         (.11)           .32           (.04)         10.45      10.74
 LIFESPAN BALANCED ACCOUNT -- CLASS A
 1995(a)      .24         (.25)          1.29           (.23)         10.00      11.05
 LIFESPAN BALANCED ACCOUNT -- CLASS B
 1995(b)      .05         (.06)           .45           (.23)         10.95      11.16
 LIFESPAN CAPITAL APPRECIATION ACCOUNT -- CLASS A
 1995(a)      .16         (.17)          1.63           (.23)         10.00      11.39
 LIFESPAN CAPITAL APPRECIATION ACCOUNT -- CLASS B
 1995(b)      .03         (.03)           .56           (.23)         11.14      11.47

           RATIO OF
 PERIOD       TO        INCOME TO                     NET ASSETS
  ENDED    AVERAGE       AVERAGE                        AT END        ANNUAL
 DECEMBE     NET           NET         PORTFOLIO      OF PERIOD        TOTAL
 31       ASSETS(C)     ASSETS(C)     TURNOVER(C)   (IN THOUSANDS)   RETURN(D)
 -------
 LIFESPA
 1995(a)     1.50%         5.35%         45.78%         $24,619        11.22%
 LIFESPA
 1995(b)     2.25          5.23          45.78              192         4.30
 LIFESPA
 1995(a)     1.55          3.47          76.26           41,861        15.33
 LIFESPA
 1995(b)     2.30          3.01          76.26              441         4.49
 LIFESPA
 1995(a)     1.55          2.32          71.77           34,368        18.02
 LIFESPA
 1995(b)     2.30          1.70          71.77              561         5.34

   (a) For the period from May 1, 1995 (Inception) to December 31, 1995
   (b) For the period from October 1, 1995 (Inception) to December 31, 1995
   (c) Annualized
   (d) Annual total returns do not include the effect of sales charges

   The accompanying notes are an integral part of these financial statements. 24

 NOTES TO FINANCIAL STATEMENTS                                   CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
                                                                 For the period from May 1, 1995 (Inception) to December 31,
                                                                 1995

  1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
  Connecticut Mutual Investment Accounts, Inc. (the Fund), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of thirteen distinct mutual funds, including the following three LifeSpan Accounts included in these financial statements: Diversified Income, Balanced and Capital Appreciation. The Fund offers both Class A and Class B shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge. An interest in the Fund is limited to the assets of the Account or Accounts in which shares are held by shareholders, and such shareholders are entitled to a pro rata share of all dividends and distributions arising from the net investment income and net realized capital gains on the investments of such Accounts.

  The following is a summary of significant accounting policies followed by the Fund:

  (a)VALUATION OF INVESTMENT SECURITIES - Equity and debt securities which are traded on securities exchanges are valued at the last sales price as of the close of business on the day the securities are being valued. Lacking any sales, equity securities are valued at the last bid price and debt securities are valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter market and included in the NASDAQ National Market System are valued using the last sales price when available. Otherwise, over-the-counter securities are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers who make a market in the securities. Short-term securities are valued on an amortized cost basis, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures established by the Board of Directors of the Fund, including the use of valuations furnished by a private service retained by the custodian.

  (b)FOREIGN CURRENCY TRANSACTIONS - Foreign currency transactions are translated to U. S. dollars at the prevailing exchange rate on the trade date. Since investment transactions are recorded on a trade date basis, the prevailing exchange rate may differ on actual settlement date. Similarly, the prevailing exchange rate on ex-dividend or interest receivable date may vary from the date when dividends or interest are received. These differences give rise to currency gains and losses which are included as a component of investment income. For the eight months ended December 31, 1995, these transactions resulted in net currency gains of $38,434 and $32,468 for the Balanced and Capital Appreciation Accounts, respectively. At December 31, 1995, all foreign currency has been translated to U.S. dollars using the prevailing exchange rate on the last business day of the year.

  (c)FEDERAL INCOME TAXES - The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Under such provisions, by distributing substantially all of its taxable income to its shareholders or otherwise complying with requirements for regulated investment companies, the Fund will not be subject to Federal income taxes. Accordingly, no provision for Federal income taxes is required. For Federal tax reporting purposes, each Account is treated as a separate taxable entity.

  (d)GAINS AND LOSSES - Realized gains and losses from sales of investments are determined on the identified cost basis.

  (e)AFFILIATE HOLDINGS - Connecticut Mutual Life Insurance Company owns 8,155,236 shares of the three LifeSpan Accounts of the Fund as follows:

                                             CAPITAL
DIVERSIFIED INCOME       BALANCED          APPRECIATION
    2,078,814           3,485,974           2,590,448

  (e)OTHER - Investment transactions are accounted for on the trade date which is the date the order to buy or sell is executed. Dividend income is recorded on the ex-dividend date and interest income is accrued on a daily basis. All expenses are accrued on a daily basis.

  2. INVESTMENT ADVISORY FEES AND OTHER AFFILIATE TRANSACTIONS
  The Fund has an Investment Advisory Agreement with G.R. Phelps & Co., Inc. (the Investment Adviser), a wholly-owned subsidiary of Connecticut Mutual Life Insurance Company. Subject to review by the Board of Directors of the Fund, the Investment Adviser is responsible for the investment management (the buying, holding and selling of securities) for all Accounts and has engaged three Sub-Advisers to assist in the selection of portfolio investments for three of the Components of the Accounts. Scudder, Stevens & Clark, Inc. is the Sub-Adviser to the International Equity Component, BEA Associates is the Sub-Adviser to the High Yield Bond Component and Pilgrim Baxter & Associates is the Sub-Adviser to the Small Cap Component. The Fund's Board of Directors has approved all Sub-Advisory Agreements. The Investment Adviser performs certain administrative services for all the Accounts.

  The Diversified Income Account, Balanced Account and Capital Appreciation Account each pay monthly to the Investment Adviser a fee equal on an annual basis to 0.75%, 0.85% and 0.85%, respectively, of the respective Account's first $250 million of average daily net assets and 0.65%, 0.75% and 0.75%, respectively, on such assets over $250 million.

  The investment advisory fees, which also cover certain administrative and management services, amounted to $491,822 for all Accounts for the eight months ended December 31, 1995. As compensation for their services to the Accounts, the Sub-Advisers received the following fees from the Investment Adviser for the eight months ended December 31, 1995: Scudder, Stevens & Clark, Inc. -- $55,899, BEA Associates -- $34,923 and Pilgrim Baxter & Associates -- $51,015. For the eight months ended December 31, 1995, the Investment Adviser, serving as principal underwriter for sale of shares of the Accounts, earned $350,723 related to sales charges deducted from proceeds for shares sold.

  3. DISTRIBUTION PLANS
  Each Account has adopted a distribution plan for both Class A shares (Class A Plan) and Class B shares (Class B Plan) designed to meet the requirements of Rule 12b-1 under the Investment Company Act of 1940.

  Under the Class A Plan of each Account, each Account may make payments for personal services and/or the maintenance of shareholder accounts to account executives of Connecticut Mutual Financial Services, Inc. (CMFS), the Distributor, and other broker dealer firms with which CMFS has agreements in amounts not exceeding 0.25% of the average daily net assets of the Account's Class A shares for any fiscal year. Effective May 1, 1995, the LifeSpan Diversified Income, Balanced and Capital Appreciation Accounts commenced accruing fees daily and paying fees monthly to the Distributor. For the eight months ended December 31, 1995, the Distributor received $148,671 in fees from these Accounts.

  Under each Account's Class B Plan, such Account may pay CMFS a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Account's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay CMFS a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Account's Class B shares for its expenditures incurred in providing services as Distributor. Effective October 1, 1995, the LifeSpan Diversified Income, Balanced and Capital Appreciation Accounts commenced accruing fees daily and paying fees monthly to the Distributor. For the three months ended December 31, 1995, the Distributor received $1,435 in fees from these Accounts.

  4. DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income are declared and paid monthly for the Diversified Income Account and semi-annually for the Balanced and Capital Appreciation Accounts. All net realized capital gains, if any, are declared and paid at least annually.

  5. CAPITAL STOCK
  The authorized capital stock of the Fund at December 31, 1995 consisted of 3,000,000,000 shares of common stock, par value $0.001 per share. The shares of stock are divided among thirteen separate Accounts, three of which are indicated below. All shares of common stock have equal voting rights, except that only shares of a particular Account are entitled to vote on matters pertaining to that Account.

  Transactions in capital stock were as follows:

                                                    CLASS A SHARES FOR THE PERIOD FROM MAY 1, 1995 (INCEPTION) TO DECEMBER 31, 1995
                                                                                    DIVERSIFIED                         CAPITAL
                                                                                      INCOME          BALANCED       APPRECIATION
  Shares authorized (in millions)                                                          200              200              200
  Shares sold                                                                        2,218,682        3,635,283        2,945,839
  Shares issued to shareholders from reinvestment of dividends                          82,386          156,931          103,358
                                                                                  ---------------  ---------------  ---------------
    Total issued                                                                     2,301,068        3,792,214        3,049,197
  Shares reacquired                                                                       (170)          (4,943)         (30,516)
                                                                                  ---------------  ---------------  ---------------
  Net increase                                                                       2,300,898        3,787,271        3,018,681
                                                                                  ---------------  ---------------  ---------------
                                                                                  ---------------  ---------------  ---------------

                          CLASS B SHARES FOR THE PERIOD FROM OCTOBER 1, 1995 (INCEPTION) TO DECEMBER 31, 1995
                                                                   DIVERSIFIED                     CAPITAL
                                                                     INCOME        BALANCED     APPRECIATION
  Shares authorized (in millions)                                          50             50             50
  Shares sold                                                          17,728         38,550         47,790
  Shares issued to shareholders from reinvestment of dividends            194            939          1,104
                                                                  -------------  -------------  -------------
    Total issued                                                       17,922         39,489         48,894
  Shares reacquired                                                       (34)           (11)             0
                                                                  -------------  -------------  -------------
  Net increase                                                         17,888         39,478         48,894
                                                                  -------------  -------------  -------------
                                                                  -------------  -------------  -------------

 6. SUBSEQUENT EVENT
  On January 27, 1996, the policyholders of Connecticut Mutual Life Insurance Company (CML) approved a merger, subject to regulatory approval, of CML with Massachusetts Mutual Life Insurance Company (MML). In connection with this merger, the shareholders of the Fund are being asked to consider and approve a new investment advisory agreement between the Fund and OppenheimerFunds, Inc., an indirect subsidiary of MML.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

   To the Board of Directors of
       Connecticut Mutual Investment Accounts, Inc.:

   We have audited the accompanying statement of net assets, including the schedule of investments, of Connecticut Mutual Investment Accounts, Inc. (a Maryland corporation) LifeSpan Diversified Income, LifeSpan Balanced and LifeSpan Capital Appreciation Accounts (the LifeSpan Accounts) as of December 31, 1995, and the related statements of operations and changes in net assets for the period from inception (May 1, 1995) to December 31, 1995, and the financial highlights for the period indicated. These financial statements and financial highlights are the responsibility of the Accounts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

   We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian bank. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective LifeSpan Accounts of Connecticut Mutual Investment Accounts, Inc. as of December 31, 1995, the results of their operations and changes in their net assets for the period from inception (May 1, 1995) to December 31, 1995, and the financial highlights for the period indicated, in conformity with generally accepted accounting principles.

                                          ARTHUR ANDERSEN LLP

   Hartford, Connecticut
   February 15, 1996

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
                  -------------------------------------------
                         BOARD OF DIRECTORS AND OFFICERS

DIRECTORS

RICHARD H. AYERS, Director
Chairman and Chief Executive Officer
The Stanley Works

DAVID E. A. CARSON, Director
President, Chairman and
 Chief Executive Officer
People's Bank

RICHARD W. GREENE, Director
Executive Vice President and Treasurer
University of Rochester

BEVERLY L. HAMILTON, Director
President
ARCO Investment Management Company

DONALD H. POND, JR., President and Director
Retired Executive Vice President
Connecticut Mutual Life Insurance Company

DAVID E. SAMS, JR., DIRECTOR
President and Chief Executive Officer
Connecticut Mutual Life Insurance Company

OFFICERS

DONALD H. POND, JR., President and Director
Retired Executive Vice President
Connecticut Mutual Life Insurance Company

LINDA M. NAPOLI, Treasurer and Controller
Treasurer, Mutual Funds
Connecticut Mutual Life Insurance Company

LOUIS A. LACCAVOLE, CPA, General Auditor
Vice President and General Auditor
Connecticut Mutual Life Insurance Company

ANN F. LOMELI, Secretary
Corporate Secretary and Counsel
Connecticut Mutual Life Insurance Company

AUDITORS

ARTHUR ANDERSEN LLP
Hartford, CT

This report has been prepared for shareholders of the Account and may be distributed to prospective investors in the Account when preceded or accompanied by a current prospectus.